UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07763

LITMAN GREGORY FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
Orinda, CA  94563
(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Litman Gregory Masters Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 96.1%
Consumer Discretionary: 16.3%
13,700	Amazon.com, Inc. *	$4,283,168
116,600	Chico's FAS, Inc.	1,942,556
159,700	Comcast Corp. - Class A	6,926,189
81,800	DIRECTV *	4,887,550
154,500	General Motors Co. *	5,557,365
97,800	HSN, Inc.	5,244,036
153,600	Interpublic Group of Companies, Inc.	2,638,848
84,200	Lear Corp.	6,026,194
71,330	Lennar Corp. - Class A	2,525,082
158,000	Liberty Interactive Corp. - Class A *	3,708,260
43,650	Michael Kors Holdings Ltd. *	3,252,798
271,000	Pirelli & C. SpA	3,530,303
4,700	priceline.com, Inc. *	4,751,465
61,200	Weight Watchers International, Inc.	2,287,044
		57,560,858
Consumer Staples: 1.9%
17,620	Costco Wholesale Corp.	2,028,415
53,500	Henkel AG & Co. KGaA	4,740,652
		6,769,067
Energy: 7.2%
56,400	Baker Hughes, Inc.	2,769,240
136,710	Canadian Natural Resources Ltd.	4,298,162
75,500	Devon Energy Corp.	4,360,880
40,900	National Oilwell Varco, Inc.	3,194,699
240,000	Newfield Exploration Co. *	6,568,800
50,500	Schlumberger Ltd.	4,462,180
		25,653,961
Finance: 20.2%
7,950	Alleghany Corp. *	3,256,718
139,240	American Express Co.	10,515,405
82,000	American International Group, Inc.	3,987,660
266,000	Bank of America Corp.	3,670,800
495,420	Bank of New York Mellon Corp.	14,956,730
56	Berkshire Hathaway, Inc. - Class A *	9,542,960
31,500	Berkshire Hathaway, Inc. - Class B *	3,575,565
123,900	Blackstone Group L.P. (The)	3,083,871
55,000	Capital One Financial Corp.	3,780,700
217,700	CapitalSource, Inc.	2,586,276
12,000	Fairfax Financial Holdings Ltd.	4,890,578
63,000	JPMorgan Chase & Co.	3,256,470
53,080	Loews Corp.	2,480,959
43,580	Wells Fargo & Co.	1,800,725
		71,385,417
Health Care, Pharmaceuticals & Biotechnology: 9.1%
26,200	Alexion Pharmaceuticals, Inc. *	3,043,392
26,600	athenahealth, Inc. *	2,887,696
47,800	Gilead Sciences, Inc. *	3,003,752
98,900	Health Net, Inc. *	3,135,130
67,500	Medtronic, Inc.	3,594,375
65,500	Myriad Genetics, Inc. *	1,539,250
89,690	NPS Pharmaceuticals, Inc. *	2,853,039
100,500	Omnicare, Inc.	5,577,750
81,000	Patterson Companies, Inc.	3,256,200
10,500	Regeneron Pharmaceuticals, Inc. *	3,285,135
		32,175,719
Industrials: 8.6%
39,500	3M Co.	4,716,695
51,000	Adecco S.A.	3,632,583
85,100	Atlas Air Worldwide Holdings, Inc. *	3,923,961
32,000	FedEx Corp.	3,651,520
185,500	Herman Miller, Inc.	5,412,890
78,000	Hertz Global Holdings, Inc. *	1,728,480
1,980,200	Louis XIII Holdings Ltd.	1,764,365
55,300	Snap-on, Inc.	5,502,350
		30,332,844
Materials: 3.0%
90,600	Freeport-McMoRan Copper & Gold, Inc.	2,997,048
104,500	Goldcorp, Inc.	2,718,045
153,000	Potash Corp. of Saskatchewan, Inc.	4,785,840
		10,500,933
Technology: 29.8%
52,500	Accenture Plc - Class A	3,866,100
52,300	Akamai Technologies, Inc. *	2,703,910
8,620	Apple, Inc.	4,109,585
95,300	ARM Holdings Plc - ADR	4,585,836
101,500	Arrow Electronics, Inc. *	4,925,795
32,000	ASML Holding N.V.	3,160,320
26,200	Baidu, Inc. - ADR *	4,065,716
73,750	Digimarc Corp.	1,489,750
154,180	Facebook, Inc. - Class A *	7,746,003
267,000	Global Eagle Entertainment, Inc. *	2,493,780
11,950	Google, Inc. - Class A *	10,467,125
154,000	Intel Corp.	3,529,680
134,490	JDS Uniphase Corp. *	1,978,348
113,262	Linx S.A.	1,899,642
33,500	MercadoLibre, Inc.	4,519,485
83,300	Molex, Inc. - Class A	3,188,724
295,000	Oracle Corp.	9,785,150
155,960	Peregrine Semiconductor Corp. *	1,398,961
196,000	Polycom, Inc. *	2,140,320
90,000	Salesforce.com, Inc. *	4,671,900
27,680	Stratasys Ltd. *	2,802,877
363,000	Symmetricom, Inc. *	1,749,660
25,400	Tableau Software, Inc. - Class A *	1,809,496
77,000	TE Connectivity Ltd.	3,987,060
53,250	Visa, Inc. - Class A	10,176,075
28,230	Workday, Inc. - Class A *	2,284,654
		105,535,952

TOTAL COMMON STOCKS
	(cost $264,536,117)	339,914,751

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 3.6%
REPURCHASE AGREEMENTS: 3.6%
$12,777,000	FICC, 0.010%, 09/30/2013, due 10/01/2013 [collateral: par value $13,050,000,
	U.S. Treasury Note, 0.250%, due 03/31/2015; value $13,050,000] (proceeds $12,777,000)
		$12,777,000

TOTAL REPURCHASE AGREEMENTS
	(cost $12,777,000)	12,777,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $12,777,000)	12,777,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $277,313,117): 99.7%	352,691,751

Other Assets in Excess of Liabilities: 0.3%		983,480

Net Assets: 100.0%		$353,675,231

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments		$277,313,117
Gross unrealized appreciation		80,870,405
Gross unrealized depreciation		(5,491,771)
Net unrealized appreciation		$75,378,634

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Litman Gregory Masters Equity Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for  similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2013. These assets are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equities
Common Stocks	$331,263,199	$-	$-	$331,263,199
Depository Receipts	$8,651,552	$-	$-	$8,651,552
Total Equities	$339,914,751	$-	$-	$339,914,751
Short-Term Investments	$-	$12,777,000	$-	$12,777,000
Total Investments in Securities	$339,914,751	$12,777,000	$-	$352,691,751
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at fair value.

There were no significant transfers between Level 1 and Level 2 in the Fund as of September 30, 2013.

Litman Gregory Masters Equity Fund

ASU 2011-11 - Discloure Related to Offsetting Assets & Liabilities

The following tables represent the ASU 2011-11 disclosure related to offsetting assets and liabilites for each of the Funds as of September 30, 2013:

Equity Fund
Assets:				Gross Amounts Not Offset in the Statements of Assets and Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Repurchase Agreements	12,777,000	-	12,777,000	12,777,000	-	-
	$12,777,000	$-	$12,777,000	$12,777,000	$-	$-

Litman Gregory Masters International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 94.8%
Australia: 2.7%
919,390	Ansell Ltd.	$17,933,734
10,191,700	Incitec Pivot Ltd.	25,654,781
		43,588,515
Belgium: 1.0%
165,136	Anheuser-Busch InBev N.V.	16,420,598

Brazil: 2.2%
1,489,642	Cyrela Brazil Realty S.A. Empreedimentos e Participacoes	11,234,608
2,212,800	Estacio Participacoes S.A.	17,156,809
3,633,414	GP Investments Ltd. - BDR *	7,100,122
		35,491,539
Canada: 7.4%
159,937	Canadian Pacific Railway Ltd.	19,764,105
403,758	IMAX Corp. *	12,209,642
1,967,590	Kinross Gold Corp.	9,929,303
192,545	Lululemon Athletica, Inc. *	14,073,114
484,140	Potash Corp. of Saskatchewan, Inc.	15,143,899
1,337,485	Trican Well Service Ltd.	18,219,812
271,688	Valeant Pharmaceuticals International, Inc. *	28,345,209
		117,685,084
China: 2.3%
164,704	Baidu, Inc. - ADR *	25,558,767
435,175	Youku Tudou, Inc. - ADR *	11,923,795
		37,482,562
Denmark: 1.7%
135,190	Carlsberg A/S - Class B	13,931,401
75,963	Novo Nordisk A/S - Class B	12,882,999
		26,814,400
Finland: 2.8%
1,252,496	Outotec Oyj	17,197,538
654,290	Sampo Oyj - Class A	28,132,438
		45,329,976
France: 8.0%
677,301	AXA S.A.	15,725,218
405,100	BNP Paribas S.A.	27,431,631
191,205	Essilor International S.A.	20,580,399
270,267	Nexans S.A.	16,392,474
215,927	Schneider Electric S.A.	18,278,286
198,520	Valeo S.A.	16,959,422
583,133	Vivendi S.A.	13,426,261
		128,793,691
Germany: 9.0%
117,096	Bayerische Motoren Werke AG	12,593,965
567,558	Daimler AG	44,258,378
74,926	Linde AG	14,854,568
76,110	Muenchener Rueckversicherungs AG	14,894,122
217,132	SAP AG	16,055,771
1,456,811	Telefonica Deutschland Holding AG	11,510,217
581,962	Tom Tailor Holding AG *	13,267,585
479,631	Wirecard AG	16,417,361
		143,851,967
Greece: 0.7%
416,909	Titan Cement Co. S.A.	10,403,815

Hong Kong: 4.6%
8,961,720	AIA Group Ltd.	42,192,507
783,000	Cheung Kong Holdings Ltd.	11,911,306
33,925,430	Greatview Aseptic Packaging Co. Ltd.	19,404,578
		73,508,391
India: 1.0%
1,682,016	Piramal Enterprises Ltd.	15,853,392

Italy: 2.9%
495,518	Exor SpA	18,614,579
7,021,260	Intesa Sanpaolo SpA	14,512,991
588,000	Saipem SpA	12,791,109
		45,918,679
Japan: 8.0%
652,000	Canon, Inc.	20,831,362
3,637,000	Daiwa Securities Group, Inc.	32,810,664
512,500	Don Quijote Co. Ltd.	32,164,225
102,300	FANUC CORP.	16,913,508
245,200	Jin Co. Ltd.	9,245,421
483,000	Mitsui Fudosan Co. Ltd.	16,321,726
		128,286,906
Malaysia: 1.0%
20,033,665	AirAsia BHD	15,742,140

Netherlands: 2.2%
139,919	ASML Holding N.V.	13,805,958
1,614,400	CNH Industrial N.V. *	20,713,880
		34,519,838
Norway: 0.8%
1,789,208	Orkla ASA	13,039,081

Panama: 1.4%
156,870	Copa Holdings S.A. - Class A	21,753,163

Philippines: 1.1%
19,406,600	Alliance Global Group, Inc.	10,488,178
16,433,010	LT Group, Inc.	6,800,243
		17,288,421
Poland: 0.8%
7,846,610	Netia S.A.	12,327,087

Russia: 0.8%
336,674	Yandex N.V. - Class A *	12,261,667

South Africa: 0.4%
948,210	Mediclinic International Ltd.	7,009,555

South Korea: 1.1%
294,864	LG Corp.	18,172,564

Spain: 3.2%
645,500	Atresmedia Corp de Medios de Comunicaion S.A.	8,311,515
1,668,240	Banco Bilbao Vizcaya Argentaria S.A.	18,750,149
1,365,858	Ferrovial S.A.	24,641,241
		51,702,905
Sweden: 1.2%
767,998	Electrolux AB - Class B	20,001,313

Switzerland: 8.5%
219,600	Adecco S.A.	15,688,024
1,161,751	Credit Suisse Group AG	35,607,701
153,600	Kuehne & Nagel International AG	20,125,013
117,446	Roche Holdings AG	31,688,970
35,529	Swatch Group AG (The)	22,924,875
516,286	UBS AG	10,564,584
		136,599,167
United Kingdom: 15.6%
989,427	ARM Holdings Plc	15,830,605
879,150	Associated British Foods Plc	26,710,599
728,988	BG Group Plc	13,926,115
24,109	BHP Billiton Plc	709,618
230,876	British American Tobacco Plc	12,242,066
874,614	Burberry Group Plc	23,145,946
1,729,400	Carpetright Plc	18,168,570
418,688	Delphi Automotive Plc	24,459,753
1,580,600	HSBC Holdings Plc	17,217,730
1,816,533	Informa Plc	15,432,962
2,176,546	Rexam Plc	16,952,894
4,053,852	Segro Plc	20,331,597
6,275,497	Taylor Wimpey Plc	10,211,035
2,563,563	Telecity Group Plc	34,431,036
		249,770,526
United States: 2.4%
224,900	Liberty Global Plc - Class A *	17,845,815
266,251	Liberty Global Plc - Class C *	20,083,313
		37,929,128
TOTAL COMMON STOCKS
	(cost $1,254,989,947)	1,517,546,070

RIGHTS/WARRANTS: 0.0%
1,637,906	Banco Bilbao Vizcaya Argentaria S.A.	223,899

RIGHTS/WARRANTS: 0.0%
	(cost $219,506)	223,899

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 5.8%
REPURCHASE AGREEMENTS: 5.8%
$92,644,000	FICC, 0.010%, 09/30/2013, due 10/01/2013 [collateral: par value $94,520,000
	U.S. Treasury Note, 0.250%, due 03/31/2015; value $94,520,000] (proceeds $92,644,000)	$92,644,000

TOTAL REPURCHASE AGREEMENTS
	(cost $92,644,000)	92,644,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $92,644,000)	92,644,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $1,347,853,453): 100.6%	1,610,413,969

Liabilities in Excess of Other Assets: (0.6)%		(9,750,832)

Net Assets: 100.0%		$1,600,663,137

Percentages are stated as a percent of net assets.

	ADR American Depository Receipt.
	BDR Brazilian Depository Receipt.
	* Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments		$1,347,853,453
Gross unrealized appreciation		298,919,320
Gross unrealized depreciation		(36,358,804)
Net unrealized appreciation		$262,560,516

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Sector	Net Assets

Consumer Discretionary	22.7%
Consumer Staples	5.6%
Energy	2.8%
Finance	20.8%
Health Care & Pharmaceuticals	8.4%
Industrials	14.7%
Materials	7.1%
Technology	10.4%
Telecommunication	2.3%
Cash and Other Assets	5.2%
Net Assets	100.0%

Litman Gregory Masters International Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources  (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2013. These assets are measured on a recurring basis.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equities
Common Stocks
Australia	$17,933,734	$25,654,781	$-	$43,588,515
Belgium	$-	$16,420,598	$-	$16,420,598
Brazil	$28,391,417	$-	$-	$28,391,417
Canada	$117,685,084	$-	$-	$117,685,084
Denmark	$13,931,401	$12,882,999	$-	$26,814,400
Finland	$45,329,976	$-	$-	$45,329,976
France	$37,539,821	$91,253,870	$-	$128,793,691
Germany	$13,267,585	$130,584,382	$-	$143,851,967
Greece	$-	$10,403,815	$-	$10,403,815
Hong Kong	$41,679,075	$31,829,316	$-	$73,508,391
India	$-	$15,853,392	$-	$15,853,392
Italy	$-	$45,918,679	$-	$45,918,679
Japan	$32,164,225	$96,122,681	$-	$128,286,906
Malaysia	$15,742,140	$-	$-	$15,742,140
Netherlands	$20,713,880	$13,805,958	$-	$34,519,838
Norway	$-	$13,039,081	$-	$13,039,081
Panama	$21,753,163	$-	$-	$21,753,163
Philippines	$17,288,421	$-	$-	$17,288,421
Poland	$-	$12,327,087	$-	$12,327,087
Russia	$12,261,667	$-	$-	$12,261,667
South Africa	$7,009,555	$-	$-	$7,009,555
South Korea	$-	$18,172,564	$-	$18,172,564
Spain	$8,311,515	$43,391,390	$-	$51,702,905
Sweden	$20,001,313	$-	$-	$20,001,313
Switzerland	$11,807,966	$124,791,201	$-	$136,599,167
United Kingdom	$122,532,759	$106,906,170	$-	$229,438,929
United States	$37,929,128	$-	$-	$37,929,128
Depository Receipts
Brazil	$7,100,122	$-	$-	$7,100,122
China	$37,482,562	$-	$-	$37,482,562
Real Estate Investment Trusts
United Kingdom	$-	$20,331,597	$-	$20,331,597
Total Equity	$687,856,509	$829,689,561	$-	$1,517,546,070
Rights/ Warrants	$223,899	$-	$-	$223,899
Short-Term Investments
United States	$-	$92,644,000	$-	$92,644,000
Total Short-Term Investments	$-	$92,644,000	$-	$92,644,000
Total Investments in Securities	$688,080,408	$922,333,561	$-	$1,610,413,969
Other Financial Instruments*	$(187,975)	$-	$-	$(187,975)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at fair value.

Following is a reconciliation of investments in which quoted prices in active markets for identical prices (Level 1) were used in determining fair value for the International Fund:

Description	Transfers into Level 1*(1)
Equities
Common Stocks	$21,218,137
Total Common Stocks	$21,218,137

* The amount of transfers in are reflected at the securities’ fair value at the end of the period.

Following is a reconciliation of investments in which significant other observable inputs (Level 2) were used in determining fair value for the International Fund:

Description	Transfers out of Level 2*(1)
Equities
Common Stocks	$(21,218,137)
Total Common Stocks	$(21,218,137)

* The amount of transfers in are reflected at the securities’ fair value at the end of the period.

(1) Transfers between Level 1 and Level 2 for the Litman Gregory Masters International Fund relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification. At September 30, 2013, certain securities in the International Fund were adjusted using systematic fair valuation.

Litman Gregory Masters International Fund

Off-Balance Sheet Risk

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hedge the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities denominated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At September 30, 2013, the Funds had the following forward contracts outstanding:

Litman Gregory Masters International Fund

						Asset Derivatives	Liability Derivatives
Settlement Date		Fund Receiving	U.S. $ Value at September 30, 2013	Fund Delivering	U.S. $ Value at September 30, 2013	Unrealized Appreciation	Unrealized Depreciation
10/1/2013	115,822	Euro Currency	$156,759	Euro Currency	$156,197	$562	$-
10/1/2013	1,283,592	Euro Currency	1,737,276	Euro Currency	1,736,058	1,218	-
10/1/2013	83,003	Euro Currency	112,340	Euro Currency	112,343	-	(3)
10/1/2013	52,577,975	U.S. Dollar	1,207,579	Philippine Peso	1,214,833	-	(7,254)
10/1/2013	16,385,945	U.S. Dollar	376,342	Philippine Peso	378,603	-	(2,261)
10/1/2013	7,271,782	U.S. Dollar	167,014	Philippine Peso	168,017	-	(1,003)
10/1/2013	1,092,557	U.S. Dollar	1,767,540	Pound Sterling	1,749,293	18,247	-
10/1/2013	157,632,958	Japanese Yen	1,593,551	U.S. Dollar	1,603,346	-	(9,795)
10/1/2013	35,563,653	Philippine Peso	821,711	U.S. Dollar	816,804	4,907	-
10/1/2013	107,801	Pound Sterling	174,207	U.S. Dollar	174,401	-	(194)
10/2/2013	2,551,229	Danish Krone	462,942	Danish Krone	462,682	260	-
10/2/2013	2,498,753	Euro Currency	3,381,935	Euro Currency	3,379,563	2,372	-
10/2/2013	22,974	Euro Currency	31,094	Euro Currency	31,100	-	(6)
10/2/2013	3,405,746	U.S. Dollar	439,151	Hong Kong Dollar	439,202	-	(51)
10/2/2013	60,320,992	U.S. Dollar	613,548	Japanese Yen	614,392	-	(844)
10/2/2013	38,169,929	U.S. Dollar	876,663	Philippine Peso	878,067	-	(1,404)
10/2/2013	17,681,432	U.S. Dollar	406,096	Philippine Peso	406,746	-	(650)
10/2/2013	116,932	U.S. Dollar	189,173	Pound Sterling	188,647	526	-
10/2/2013	603,720	U.S. Dollar	667,721	Swiss Franc	667,020	701	-
10/2/2013	4,379,063	Norwegian Krone	729,929	U.S. Dollar	728,496	1,433	-
10/2/2013	4,981,387	Norwegian Krone	830,328	U.S. Dollar	828,698	1,630	-
10/2/2013	29,003,849	South African Rand	2,908,866	U.S. Dollar	2,886,889	21,977	-
10/3/2013	248,737	Euro Currency	336,652	Euro Currency	336,889	-	(237)
10/3/2013	288,055	Pound Sterling	466,387	U.S. Dollar	466,016	371	-
12/18/2013	4,400,000	Australian Dollar	4,472,600	U.S. Dollar	4,089,776	382,824	-
12/18/2013	6,220,000	Australian Dollar	6,350,620	U.S. Dollar	5,781,456	569,164	-
12/18/2013	1,120,000	Australian Dollar	1,013,746	U.S. Dollar	1,041,034	-	(27,288)
12/18/2013	289,500,000	Japanese Yen	2,960,728	U.S. Dollar	2,946,080	14,648	-
1/31/2014	24,160,100	Euro Currency	32,046,367	U.S. Dollar	32,710,234	-	(663,867)
3/19/2014	16,500,000	Swiss Franc	17,783,813	U.S. Dollar	18,277,772	-	(493,959)

			$85,082,678		$85,270,654	$1,020,840	$(1,208,816)

Litman Gregory Masters International Fund

ASU 2011-11 - Discloure Related to Offsetting Assets & Liabilities

The following tables represent the ASU 2011-11 disclosure related to offsetting assets and liabilites for each of the Funds as of September 30, 2013:

International Fund
Assets:				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Forward Contracts	$1,020,840	$-	$1,020,840	$1,020,840	$-	$-
Repurchase Agreements	92,644,000	-	92,644,000	92,644,000	-	-
	$93,664,840	$-	$93,664,840	$93,664,840	$-	$-

Liabilities:				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Forward Contracts	$1,208,816	$-	$1,208,816	$1,020,840	$187,976	$-
	$1,208,816	$-	$1,208,816	$1,020,840	$187,976	$-

Litman Gregory Masters Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 78.8%
Consumer Discretionary: 11.8%
67,060	American Axle & Manufacturing Holdings, Inc. *	$1,322,423
53,000	Apollo Group, Inc. - Class A *	1,102,930
28,600	Best Buy Co., Inc.	1,072,500
30,300	DeVry, Inc.	925,968
7,700	Foot Locker, Inc.	261,338
3,900	Signet Jewelers Ltd.	279,435
6,500	Time Warner Cable, Inc.	725,400
35,920	Vitamin Shoppe, Inc. *	1,571,500
4,000	Washington Post Co. - Class B	2,445,400
		9,706,894
Consumer Staples: 2.4%
34,890	B&G Foods, Inc.	1,205,450
93,800	Roundy’s, Inc.	806,680
		2,012,130
Energy: 15.0%
120,000	Approach Resources, Inc. *	3,153,600
450,000	Carbon Natural Gas Co. * #	348,750
15,800	Cimarex Energy Co.	1,523,120
72,000	Denbury Resources, Inc. *	1,325,520
6,800	Ensco Plc - Class A	365,500
12,930	EPL Oil & Gas, Inc. *	479,832
64,850	Goodrich Petroleum Corp. *	1,575,207
6,200	Helmerich & Payne, Inc.	427,490
15,200	Newfield Exploration Co. *	416,024
25,000	Patterson-UTI Energy, Inc.	534,500
17,500	Rosetta Resources, Inc. * (a)	953,050
34,600	Rowan Companies Plc - Class A *	1,270,512
		12,373,105
Financials: 10.6%
51,500	CNO Financial Group, Inc.	741,600
40,000	CoreLogic, Inc. *	1,082,000
43,100	Fifth Third Bancorp	777,524
80,000	Forestar Group, Inc. *	1,722,400
39,640	Ocwen Financial Corp. *	2,210,723
37,458	Portfolio Recovery Associates, Inc. *	2,245,232
		8,779,479
Health Care: 9.2%
20,930	Aegerion Pharmaceuticals, Inc. *	1,793,910
23,192	Air Methods Corp.	987,979
31,040	Align Technology, Inc. *	1,493,645
71,000	Globus Medical, Inc. - Class A *	1,239,660
28,700	Greatbatch, Inc. *	976,661
19,460	Questcor Pharmaceuticals, Inc.	1,128,680
		7,620,535
Industrials: 11.4%
12,500	Alaska Air Group, Inc.	782,750
44,200	Delta Air Lines, Inc.	1,042,678
160,000	GrafTech International Ltd. *	1,352,000
108,000	Heritage-Crystal Clean, Inc. *	1,946,160
23,000	SPX Corp.	1,946,720
43,500	Steelcase, Inc. - Class A	722,970
110,000	Taser International, Inc. *	1,640,100
		9,433,378
Information Technology: 14.4%
47,600	Arris Group, Inc. *	812,056
29,500	Arrow Electronics, Inc. *	1,431,635
30,500	Avago Technologies Ltd.	1,315,160
37,300	Avnet, Inc.	1,555,783
176,500	Brocade Communications Systems, Inc. *	1,420,825
20,800	InterDigital, Inc.	776,464
53,600	Jabil Circuit, Inc.	1,162,048
7,990	Manhattan Associates, Inc. *	762,645
20,000	NeuStar, Inc. - Class A *	989,600
54,300	Ruckus Wireless, Inc. *	913,869
11,500	Western Digital Corp.	729,100
		11,869,185
Materials: 4.0%
21,182	Rockwood Holdings, Inc.	1,417,076
21,700	Royal Gold, Inc.	1,055,922
8,030	Westlake Chemical Corp.	840,420
		3,313,418
TOTAL COMMON STOCKS
	(cost $48,392,217)	65,108,124

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 20.5%
REPURCHASE AGREEMENTS: 20.5%
$16,923,000	FICC, 0.010%, 09/30/2013, due 10/01/2013 [collateral: par value $17,270,000,
	U.S. Treasury Note, 0.250%, due 03/31/2015; value $17,270,000] (proceeds $16,923,000)	$16,923,000

TOTAL REPURCHASE AGREEMENTS
	(cost $16,923,000)	16,923,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $16,923,000)	16,923,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $65,315,217): 99.3%	82,031,124

Other Assets in Excess of Liabilities: 0.7%		609,803

Net Assets: 100.0%		$82,640,927

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. The security has been deemed liquid by the Trust’s Board of Trustees.

#	Illiquid securities at September 30, 2013, at which time the aggregate value of these illiquid securities are $348,750 or 0.4% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments		$65,315,217
Gross unrealized appreciation		17,023,208
Gross unrealized depreciation		(307,301)
Net unrealized appreciation		$16,715,907

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Smaller Companies Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’  internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2013. These assets are measured on a recurring basis.

Smaller Companies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equities
Common Stocks	$64,155,074	$953,050	$-	$65,108,124
Total Equities	$64,155,074	$953,050	$-	$65,108,124
Short-Term Investments	$-	$16,923,000	$-	$16,923,000
Total Investments in Securities	$64,155,074	$17,876,050	$-	$82,031,124
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps  contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the  instrument while written options are valued at fair value.

There were no significant transfers between Level 1 and Level 2 in the Fund as of September 30, 2013.

Litman Gregory Masters Smaller Companies Fund

ASU 2011-11 - Discloure Related to Offsetting Assets & Liabilities

The following tables represent the ASU 2011-11 disclosure related to offsetting assets and liabilites for each of the Funds as of September 30, 2013:

Smaller Companies Fund

Assets:				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Repurchase Agreements	16,923,000	-	16,923,000	16,923,000	-	-
	$16,923,000	$-	$16,923,000	$16,923,000	$-	$-

Litman Gregory Masters Focused Opportunities Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 98.8%
Consumer Discretionary: 8.1%
9,700	Amazon.com, Inc. *	$3,032,608
2,300	priceline.com, Inc. *	2,325,185
		5,357,793
Consumer Staples: 10.8%
125,300	CVS Caremark Corp.	7,110,775

Energy: 16.0%
248,540	BP Plc	1,741,444
80,580	Canadian Natural Resources Ltd.	2,533,435
109,198	Marathon Oil Corp.	3,808,827
27,600	Schlumberger Ltd.	2,438,736
		10,522,442
Financials: 30.1%
8,180	Alleghany Corp. *	3,350,937
59,180	American Express Co.	4,469,273
113,899	Bank of New York Mellon Corp.	3,438,611
89,406	CIT Group, Inc. *	4,360,331
64,900	Loews Corp.	3,033,426
29,460	Wells Fargo & Co.	1,217,287
		19,869,865
Health Care: 6.4%
54,960	Cigna Corp.	4,224,226

Materials: 2.3%
63,640	ThyssenKrupp AG	1,522,840

Technology: 18.8%
63,800	ARM Holdings Plc - ADR	3,070,056
2,800	Google, Inc. - Class A *	2,452,548
65,200	Salesforce.com, Inc. *	3,384,532
18,200	Visa, Inc. - Class A	3,478,020
		12,385,156
Telecommunication Services: 6.3%
1,182,180	Vodafone Group Plc	4,131,069

TOTAL COMMON STOCKS
	(cost $47,740,869)	65,124,166

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 1.6%
REPURCHASE AGREEMENTS: 1.6%
$1,081,000	FICC, 0.010%, 09/30/2013, due 10/01/2013 [collateral: par value $1,105,000
	U.S. Treasury Note, 0.875%, due 04/30/2017; U.S. Treasury Note, 0.250%, due 03/31/2015;
	value $1,106,521] (proceeds $1,081,000)
		$1,081,000

TOTAL REPURCHASE AGREEMENTS
	(cost $1,081,000)	1,081,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $1,081,000)	1,081,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $48,821,869): 100.4%	66,205,166

Liabilities in Excess of Other Assets: (0.4)%		(253,507)

Net Assets: 100.0%		$65,951,659

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments		$48,821,869
Gross unrealized appreciation		20,583,677
Gross unrealized depreciation		(3,200,380)
Net unrealized appreciation		$17,383,297

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Focused Opportunities Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources  (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for  similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund  as of September 30, 2013. These assets are measured on a recurring basis.

Focused Opportunities Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equities
Common Stocks	$62,054,110	$-	$-	$62,054,110
Depository Receipts	$3,070,056	$-	$-	$3,070,056
Total Equities	$65,124,166	$-	$-	$65,124,166
Short-Term Investments	$-	$1,081,000	$-	$1,081,000
Total Investments in Securities	$65,124,166	$1,081,000	$-	$66,205,166
Other Financial instruments*	$(200,794)	$-	$-	$(200,794)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps  contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the  instrument while written options are valued at fair value.

There were no significant transfers between Level 1 and Level 2 in the Fund as of September 30, 2013.

Litman Gregory Masters Focused Opportunities Fund

Off-Balance Sheet Risk

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hedge the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities denominated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At September 30, 2013, the Funds had the following forward contracts outstanding:

Litman Gregory Masters Focused Opportunities Fund

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	September 30, 2013	Fund Delivering	September 30, 2013	Appreciation	Depreciation
10/16/2013	34,100	U.S. Dollar	$46,154	Euro Currency	$45,300	$854	$-
10/16/2013	40,000	U.S. Dollar	54,140	Euro Currency	53,715	425	-
10/16/2013	14,800	U.S. Dollar	20,032	Euro Currency	19,552	480	-
10/16/2013	2,100	U.S. Dollar	2,842	Euro Currency	2,841	1	-
10/16/2013	980,000	Euro Currency	1,278,224	U.S. Dollar	1,326,426	-	(48,202)
10/16/2013	55,000	Euro Currency	72,115	U.S. Dollar	74,442	-	(2,327)
10/16/2013	50,000	Euro Currency	65,668	U.S. Dollar	67,675	-	(2,007)
10/16/2013	16,000	Euro Currency	21,411	U.S. Dollar	21,656	-	(245)
10/16/2013	22,800	Euro Currency	30,413	U.S. Dollar	30,860	-	(447)
10/16/2013	7,733	Euro Currency	10,324	U.S. Dollar	10,467	-	(143)
10/16/2013	22,967	Euro Currency	30,916	U.S. Dollar	31,086	-	(170)
10/16/2013	19,600	Euro Currency	26,512	U.S. Dollar	26,528	-	(16)
10/16/2013	42,000	Euro Currency	56,739	U.S. Dollar	56,847	-	(108)
11/21/2013	2,277,226	Pound Sterling	3,545,687	U.S. Dollar	3,682,700	-	(137,013)
11/21/2013	150,000	Pound Sterling	233,132	U.S. Dollar	242,578	-	(9,446)
11/21/2013	78,000	Pound Sterling	123,710	U.S. Dollar	126,140	-	(2,430)

			$5,618,019		$5,818,813	$1,760	$(202,554)

Litman Gregory Masters Focused Opportunities Fund

ASU 2011-11 - Discloure Related to Offsetting Assets & Liabilities

The following tables represent the ASU 2011-11 disclosure related to offsetting assets and liabilites for each of the Funds as of September 30, 2013:

Focused Opportunities Fund

Assets:				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Forward Contracts	$1,760	$-	$1,760	$1,760	$-	$-
Repurchase Agreements	1,081,000	-	1,081,000	1,081,000	-	-
	$1,082,760	$-	$1,082,760	$1,082,760	$-	$-

Liabilities:				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Forward Contracts	$202,554	$-	$202,554	$1,760	$200,794	$-
	$202,554	$-	$202,554	$1,760	$200,794	$-

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 33.7%
Consumer Discretionary: 3.9%
277,164	Belo Corp. - Class A	$3,797,147
72,569	Cooper Tire & Rubber Co.	2,235,125
6,148	Gannett Co., Inc.	158,366
115,700	Interpublic Group of Companies, Inc. (The)	1,987,726
43,596	Kabel Deutschland Holding AG	5,127,532
9,600	Lowe's Companies, Inc.	457,056
4,100	Regis Corp.	60,188
18,160	Renault S.A.	1,448,419
85,976	rue21, Inc. *	3,468,272
166,251	Saks, Inc. *	2,650,041
110,830	SHFL Entertainment, Inc. *	2,549,090
89,900	WPP Plc	1,847,092
		25,786,054
Consumer Staples: 3.5%
3,448	Altria Group, Inc.	118,438
3,100	Anheuser-Busch InBev N.V. - ADR	307,520
1,126	British American Tobacco Plc - ADR	118,399
24,195	CVS Caremark Corp. (b)	1,373,066
135,800	Dole Food Co., Inc. *	1,849,596
126,376	Harris Teeter Supermarkets, Inc.	6,216,436
6,100	Henkel AG & Co. KGaA	540,523
789	Philip Morris International, Inc.	68,319
99,865	Shoppers Drug Mart Corp.	5,760,117
275,800	Tesco Plc	1,601,820
8,100	Unilever N.V. - ADR	315,239
17,000	Walgreen Co.	914,600
13,047	Wal-Mart Stores, Inc.	964,956
174,380	WhiteWave Foods Co. - Class A *	2,869,458
		23,018,487
Energy: 1.5%
42,700	Canadian Natural Resources Ltd.	1,342,488
2,050	Chevron Corp.	249,075
2,511	Exxon Mobil Corp.	216,046
1,339,890	Fred Olsen Production ASA	2,038,445
107,391	Gulf Coast Ultra Deep Royalty Trust *	234,112
40,400	Occidental Petroleum Corp. (b)	3,779,015
6,600	Rowan Companies Plc - Class A *	242,352
3,167	Royal Dutch Shell Plc - ADR	208,009
4,968	Statoil ASA - ADR	112,674
100,924	TORC Oil & Gas Ltd.	859,636
5,026	Total S.A. - ADR	291,106
168,300	TriOil Resources Ltd. - Class A	458,204
47,444	Whitehaven Coal Ltd.	89,083
		10,120,245
Financials: 7.1%
1,612	Alleghany Corp. *	660,356
46,200	American International Group, Inc. (b)	2,246,706
45,639	American Safety Insurance Holdings Ltd. *	1,378,298
54,100	AON Plc (b)	4,027,204
29,300	Bank of America Corp.	404,340
3,690,367	Bank of Ayudhya PCL - ADR	4,453,688
39,800	Bank of New York Mellon Corp. (The)	1,201,562
317,975	CapitalSource, Inc.	3,777,543
477,442	CapLease, Inc.	4,053,482
20,200	CIT Group, Inc. *	985,154
13,600	Citigroup, Inc.	659,736
153,794	Genworth Financial, Inc. - Class A *	1,967,025
23,800	Groupe Bruxelles Lambert S.A.	2,025,174
2,296	HSBC Holdings Plc - ADR	124,581
714,486	Hudson City Bancorp, Inc. (b)	6,466,098
98,373	Jovian Capital Corp.	977,082
4,970	JPMorgan Chase & Co.	256,899
220,522	NYSE Euronext, Inc. (b)	9,257,514
177,900	Oslo Bors VPS Holding ASA	1,538,953
21,700	Schroders Plc	757,594
		47,218,989
Health Care: 6.1%
4,761	Actavis Plc *	685,584
3,486	Bayer AG - ADR	411,139
39,800	CareFusion Corp. *	1,468,620
416,663	CML HealthCare, Inc.	4,351,170
30,800	Covidien Plc (b)	1,876,952
395,942	Elan Corp. Plc - ADR *	6,168,777
1,409	GlaxoSmithKline Plc - ADR	70,690
45,500	Greenway Medical Technologies, Inc. *	939,575
14,700	Johnson & Johnson	1,274,343
98,792	Life Technologies Corp. * (b)	7,392,605
8,200	Omnicare, Inc.	455,100
38,256	Onyx Pharmaceuticals, Inc. *	4,769,376
149,842	Optimer Pharmaceuticals, Inc. *	1,888,009
6,231	Pfizer, Inc.	178,892
6,752	Sanofi - ADR	341,854
37,300	Thermo Fisher Scientific, Inc. (b)	3,437,195
245,666	Trius Therapeutics, Inc. * #	35,622
154,326	Vanguard Health Systems, Inc. *	3,242,389
18,200	WellPoint, Inc.	1,521,702
4,560	Zoetis, Inc.	141,907
		40,651,501
Industrials: 2.0%
34,900	Clarkson Plc	1,270,378
19,642	Copart, Inc. *	624,419
338,396	Invensys Plc	2,726,337
10,600	ITT Corp.	381,070
30,046	Kaydon Corp.	1,067,233
9,210	Komatsu Ltd. - ADR	230,895
2,576	MAN SE	307,299
43,516	Michael Baker Corp.	1,761,093
3,302	Mitsubishi Corp. - ADR	133,401
410	Mitsui & Co. Ltd. - ADR	119,515
44,090	National Technical Systems, Inc. *	1,007,457
253,900	Orkla ASA	1,850,047
850	Siemens - AG - ADR	102,434
98,470	TMS International Corp. - Class A	1,717,317
		13,298,895

Information Technology: 7.7%
32,900	Active Network, Inc. (The) *	470,799
45,942	Activision Blizzard, Inc.	765,853
27,800	Analog Devices, Inc.	1,307,990
79,000	ARRIS Group, Inc. *	1,347,740
1,584	Canon, Inc. - ADR	50,688
28,700	Check Point Software Technologies Ltd. *	1,623,272
98,900	Cisco Systems, Inc. (b)	2,316,238
308,243	Dell, Inc.	4,244,506
2,325	Google, Inc. - Class A * (b)	2,036,491
21,700	Hewlett-Packard Co.	455,266
63,200	Intel Corp. (b)	1,448,544
2,346	KLA-Tencor Corp.	142,754
1,800	Lam Research Corp. *	64,530
180,409	Lender Processing Services, Inc.	6,002,208
175,654	Microsoft Corp. (b)	5,851,035
128,008	Molex, Inc.- Class A	4,900,146
123,000	Oracle Corp. (b)	4,079,910
23,400	QUALCOMM, Inc.	1,576,224
139,446	Sourcefire, Inc. * (b)	10,586,740
7,734	Texas Instruments, Inc.	311,448
7,000	TE Connectivity Ltd.	362,460
26,117	Tokyo Electron Ltd.	1,397,299
		51,342,141
Materials: 0.7%
141,000	Alcoa, Inc.	1,144,920
13,491	Boise, Inc.	169,987
14,248	Dow Chemical Co. (The)	547,123
1,600,250	Flinders Mines Ltd. *	59,795
97,400	Norsk Hydro ASA	407,132
48,307	Owens-Illinois, Inc. *	1,450,176
2,874	Rockwood Holdings, Inc.	192,271
1,639,495	Sundance Resources Ltd. *	111,802
7,825	Tronox Ltd. - Class A	191,478
81,768	Yancoal Australia Ltd. - Class A *	217,693
		4,492,377
Telecommunication Services: 1.2%
6,883	AT&T, Inc.	232,783
13,387	Deutsche Telekom AG - ADR	195,450
128,332	Koninklijke KPN N.V.	409,042
56,400	Leap Wireless International, Inc. *	890,556
5,600	Orange S.A. - ADR	70,056
12,225	Telefonica S.A. - ADR	189,243
73,510	Verizon Communications, Inc.	3,429,977
71,220	Vodafone Group Plc - ADR (b)	2,505,519
		7,922,626
Utilities: 0.0%
264,196	Envestra Ltd.	270,245

TOTAL COMMON STOCKS
	(cost $204,153,250)	224,121,560

PREFERRED STOCKS: 1.0%
Consumer Discretionary: 0.1%
	General Motors Co.
9,395	4.750%	471,159

Energy: 0.1%
	Chesapeake Energy Corp. (a)
215	5.750%	237,709
	SandRidge Energy, Inc.
722	7.000%	72,200
		309,909
Financials: 0.7%
	Ally Financial, Inc. (a)
1,389	7.000%	1,327,277
	Bank of America Corp.
202	7.250%	218,160
	Capital One Financial Corp.
21,430	6.000%	469,103
	Citizens Funding Trust I
2,003	7.500%	50,155
	iStar Financial, Inc.
7,321	4.500%	409,383
	SunTrust Banks, Inc.
35,696	5.875%	776,834
	Wells Fargo & Co.
320	7.500%	364,003
	Weyerhaeuser Co.
24,945	6.375%	1,321,586
		4,936,501
Materials: 0.1%
	ArcelorMittal
15,650	6.000%	340,632
	Cliffs Natural Resources, Inc.
33,578	7.000%	663,837
		1,004,469
Utilities: 0.1%
	Dominion Resources, Inc.
3,899	6.000%	208,401
	Dominion Resources, Inc.
3,196	6.125%	170,475
		378,876
TOTAL PREFERRED STOCKS
	(cost $6,976,772)	7,100,914

Principal Amount^		Value
ASSET BACKED SECURITIES: 2.1%
	American Express Credit Account Master Trust
$345,000	Series 2013-1-A
	0.602%, 02/16/2021	$345,422
	AmeriCredit Automobile Receivables Trust
202,000	Series 2013-4-D
	3.310%, 10/08/2019	253,103
	CSAB Mortgage Backed Trust
1,857,684	Series 2006-2-A6B,
	5.700%, 09/25/2036	673,421
	Ford Credit Auto Owner Trust
605,000	Series 2013-C-A2
	0.550%, 04/15/2016	605,588
	GSAA Home Equity Trust
975,950	Series 2006-10-AF5,
	6.448%, 06/25/2036	542,785
	JP Morgan Mortgage Acquisition Corp.
1,000,000	Series 2007-CH1-AF5,
	5.540%, 11/25/2036	896,079
	Lehman XS Trust
3,000,000	Series 2005-6-3A3A,
	5.760%, 11/25/2035	1,845,666
2,584,554	Series 2006-8 3A3,
	5.600%, 06/25/2036	2,091,426
73	Series 2006-12N-A2A1,
	0.329%, 08/25/2046	43
	Long Beach Mortgage Loan Trust
394,952	Series 2005-WL2-M1,
	0.649%, 08/25/2035	384,125
	Nissan Auto Receivables Owner Trust
470,000	Series 2013-B-A2
	0.520%, 04/15/2016	470,307
	Residential Asset Mortgage Products, Inc.
421,592	Series 2006-RS5-A3,
	0.349%, 09/25/2036	397,649
	Residential Asset Securities Corp.
760,662	Series 2006-EMX2-A2,
	0.379%, 02/25/2036	744,372
2,369,513	Series 2006-EMX6-A3,
	0.329%, 07/25/2036	2,011,695
1,023,340	Series 2007-KS4-A2,
	0.359%, 05/25/2037	984,019
	Sierra Receivables Funding Co. LLC
75,701	Series 2012-1A-A,
	2.840%, 11/20/2028 (a)	76,158
	Terwin Mortgage Trust
2,557,909	Series 2006-3-2A2,
	0.389%, 04/25/2037 (a)	1,907,683
TOTAL ASSET BACKED SECURITIES
	(cost $12,718,470)	14,229,541

BANK LOANS: 3.7%
	Acosta, Inc.
95,000	5.000%, 03/02/2018 (2)	95,333
150,000	Activision Blizzard, Inc. (1)	150,110
	Alcatel-Lucent USA, Inc.
1,076,922	5.750%, 01/30/2019 (2)	1,086,819
431,738 (EUR)	6.250%, 01/30/2019 (2)	588,618
	Allflex Holdings III, Inc.
115,000	4.250%, 07/18/2020 (2)	115,539
	American Builders & Contractors Supply Co., Inc.
225,000	3.500%, 04/16/2020 (2)	223,706
	Ameriforge Group, Inc.
84,363	5.000%, 12/19/2019 (2)	84,600
	AmWINS Group, Inc.
158,800	5.000%, 09/06/2019 (2)	159,942
	Apex Tool Group LLC
154,225	4.500%, 02/01/2020 (2)	154,756
	Applied Systems, Inc.
45,000	8.250%, 06/08/2017 (2)	45,450
	Apria Healthcare Group, Inc.
304,238	6.750%, 04/05/2020 (2)	307,151
	Arysta LifeSience SPC, LLC
189,525	4.500%, 05/30/2020 (2)	189,525
	Ascend Performance Materials LLC
379,520	6.750%, 04/10/2018 (2)	361,018
375,689	Asurion LLC (1)	372,929
	Asurion LLC
109,725	3.500%, 07/08/2020 (2)	106,342
34,151	Belden, Inc. (1)	34,258
	Berlin Packaging LLC
215,000	4.750%, 04/02/2019 (2)	215,806
	Blackboard, Inc.
268,403	6.250%, 10/04/2018 (2)	270,148
	BMC Software Finance, Inc.
343,638	5.000%, 08/07/2020 (2)	344,239
171,532	5.000%, 08/07/2020 (2)	171,746
	Boyd Gaming Corp.
150,000	4.000%, 08/14/2020 (2)	150,075
	Brand Energy & Infrastructure Services, Inc.
143,710	6.250%, 10/16/2018 (2)	144,572
34,490	6.250%, 10/22/2018 (2)	34,697
	Brasa Holdings, Inc.
64,286	11.000%, 01/20/2020 (2)	65,250
	Calpine Construction Finance Company, L.P.
224,438	3.000%, 05/03/2020 (2)	220,061
	Calpine Corp.
89,100	4.000%, 10/09/2019 (2)	89,245
	CeramTec Acquisition Corp.
42,777	4.250%, 08/30/2020 (2)	42,946
42,777	4.250%, 08/30/2020 (2)	42,946
13,011	4.250%, 08/30/2020 (2)	13,063
4,212	4.250%, 08/30/2020 (2)	4,229
	Charter Communications Operating LLC
244,388	3.000%, 07/01/2020 (2)	242,184
159,600	3.000%, 01/04/2021 (2)	158,215

	Chrysler Group LLC
477,557	4.250%, 05/24/2017 (2)	481,886
	Cooper Gay Swett & Crawford Ltd.
130,000	8.250%, 10/16/2020 (2)	128,700
380,000	Crown Castle Operating Co. (1)	376,143
	CSC Holdings LLC
339,150	2.679%, 04/17/2020 (2)	335,970
	Del Monte Foods Co.
720,000	4.000%, 03/08/2018 (2)	718,560
355,000	Dell, Inc. (1)	349,231
	Deltek, Inc.
64,513	5.000%, 10/10/2018 (2)	64,771
	Dole Food Co., Inc.
99,500	3.750%, 04/01/2020 (2)	99,553
	Doncasters Finance US LLC
149,250	5.500%, 04/05/2020 (2)	150,183
	DS Waters of America, Inc.
320,000	5.250%, 08/19/2020 (2)	323,101
	Duff & Phelps Investment Management Co.
144,638	4.500%, 04/23/2020 (2)	145,361
	Dynegy Holdings, Inc.
144,638	4.000%, 04/23/2020 (2)	144,547
	Edwards Cayman Islands II Ltd.
270,107	4.750%, 03/26/2020 (2)	270,512
150,000	Fieldwood Energy LLC (1)	150,157
	Flying Fortress, Inc.
145,000	3.500%, 06/30/2017 (2)	145,061
	FMG America Finance, Inc.
405,900	5.250%, 10/18/2017 (2)	407,820
	FPC Holdings, Inc.
69,475	5.250%, 11/19/2019 (2)	67,217
	Gardner Denver, Inc.
330,000	4.250%, 07/30/2020 (2)	327,375
	Generac Power Systems, Inc.
335,000	3.500%, 05/31/2020 (2)	334,330
	Getty Images, Inc.
168,725	4.750%, 10/18/2019 (2)	151,557
	H.J. Heinz Company
329,175	3.500%, 06/05/2020 (2)	330,633
	Harbor Freight Tools USA, Inc.
75,000	4.750%, 07/26/2019 (2)	75,703
	HarbourVest Partners LLC
98,348	4.750%, 11/21/2017 (2)	99,270
	Harland Clarke Holdings Corp.
258,525	5.429%, 06/30/2017 (2)	255,887
419,772	Hilton Worldwide Finance LLC (1)	419,701
	Hostess Brands, Inc.
210,000	6.750%, 04/09/2020 (2)	215,950
87,000	Hub International Ltd. (1)	87,218
	Integra Telecom, Inc.
54,725	5.250%, 02/22/2019 (2)	55,158
130,000	Jarden Corp. (1)	130,115
	Kasima, LLC
230,000	3.250%, 05/17/2021 (2)	228,635
263,721	Level 3 Financing, Inc. (1)	263,804
	Level 3 Financing, Inc.
60,581	4.000%, 08/01/2019 (2)	60,604
210,000	4.750%, 08/01/2019 (2)	210,196
	Light Tower Fiber LLC
209,475	4.500%, 04/11/2020 (2)	210,621
	MacDermid, Inc.
139,650	4.000%, 06/07/2020 (2)	139,301
	MEI Conlux Holdings (U.S.), Inc.
175,000	5.000%, 08/21/2020 (2)	175,438
	Metal Services LLC
193,538	7.750%, 6/30/2017 (2)	195,231
	Mirror BidCo Corp.
79,400	5.250%, 12/27/2019 (2)	79,962
	Murray Energy Corp.
14,963	4.750%, 05/24/2019 (2)	14,987
	Navistar International Corp.
145,000	5.750%, 08/17/2017 (2)	147,084
	Nexeo Solutions LLC
94,038	5.000%, 09/08/2017 (2)	92,392
	NRG Energy, Inc.
338,300	2.750%, 07/02/2018 (2)	336,608
	NXP B.V.
143,913	4.750%, 01/11/2020 (2)	145,675
	OCI Beaumont LLC
43,704	6.250%, 08/20/2019 (2)	43,814
82,164	6.250%, 08/20/2019 (2)	82,369
	Pacific Drilling S.A.
169,575	4.500%, 06/04/2018 (2)	170,677
245,000	Pacific Industrial Services, Inc. (1)	246,022
	Pact Group Property Ltd.
129,675	3.750%, 05/29/2020 (2)	128,054
	Patriot Coal Corp.
683,750	9.250%, 12/31/2013 (2)	691,442
	Peabody Energy Corp.
280,000	4.250%, 09/24/2020 (2)	277,491
	Pinnacle Holdco S.A.R.L.
75,000	10.500%, 07/24/2020 (2)	75,906
	Pinnacle Operating Corp.
123,753	4.750%, 11/15/2018 (2)	124,295
	Power Buyer, LLC
54,863	4.250%, 05/06/2020 (2)	54,177
5,000	3.250%, 05/06/2020 (2)	4,938
135,000	Quikrete Co., Inc. (1)	135,205
	Quintiles Transnational Corp.
220,892	4.000%, 06/08/2018 (2)	221,789
	Rocket Software, Inc.
120,000	10.250%, 02/08/2019 (2)	120,300
	Seminole Hard Rock Entertainment, Inc.
64,838	3.500%, 05/14/2020 (2)	64,797
	Sensus USA, Inc.
55,000	8.500%, 05/09/2018 (2)	54,072
	Sequa Corp.
94,288	5.250%, 06/19/2017 (2)	94,885
	Serta Simmons Holdings LLC
138,950	5.000%, 10/01/2019 (2)	139,471
	Silver II US Holdings, Inc.
718,191	4.000%, 12/13/2019 (2)	712,934
	Six3 Systems, Inc.
84,363	7.000%, 10/04/2019 (2)	86,050
	Spin Holdco, Inc.
75,000	4.250%, 11/14/2019 (2)	75,000
	Springer Science & Business Media Deutschland GmbH
330,000	5.000%, 07/24/2020 (2)	328,401
	Springleaf Financial Funding Co.
91,889	5.500%, 05/10/2017 (2)	92,100
	Sprouts Farmers Markets Holdings, LLC
138,182	4.000%, 04/23/2020 (2)	138,441
	SRAM LLC
286,511	4.000%, 04/10/2020 (2)	282,930
	SS&C Technologies, Inc.
213,897	3.500%, 06/08/2019 (2)	214,299
22,127	3.500%, 06/08/2019 (2)	22,169
	Stallion Oilfield Services, Inc.
74,813	8.000%, 06/19/2018 (2)	75,607
	SunGard Data Systems, Inc.
64,513	4.500%, 01/31/2020 (2)	65,318
124,375	4.000%, 03/08/2020 (2)	124,997
	SUPERVALUE, Inc.
396,662	5.000%, 03/21/2019 (2)	396,238
	Taminco Global Chemical Corp.
173,688	4.250%, 2/15/2019 (2)	174,845
	TASC, Inc.
147,733	4.500%, 12/18/2015 (2)	145,455
	Tata Chemicals North America, Inc.
79,800	3.750%, 08/07/2020 (2)	79,750
	Tempur-Pedic International, Inc.
337,581	3.500%, 03/18/2020 (2)	335,175
	TI Group Automotive Systems, LLC
323,375	5.500%, 03/27/2019 (2)	327,217
	TransDigm, Inc.
79,799	3.750%, 02/28/2020 (2)	79,605
	Transtar Holding Company
34,650	5.500%, 10/09/2018 (2)	34,910
	Triple Point Technology, Inc.
300,000	9.250%, 07/10/2021 (2)	286,125
	TriZetto Group, Inc.
187,154	4.750%, 05/02/2018 (2)	174,802
40,000	8.500%, 03/28/2019 (2)	34,700
	Tube City IMS Corp.
74,438	6.000%, 03/20/2019 (2)	74,577
	United Surgical Partners International, Inc.
59,347	4.750%, 04/03/2019 (2)	59,736
	Univar, Inc.
364,066	5.000%, 06/30/2017 (2)	351,802
	US Airways, Inc.
335,000	4.250%, 05/23/2019 (2)	333,685
	US Foods, Inc.
339,150	4.500%, 03/29/2019 (2)	337,773
	Valeant Pharmaceuticals International, Inc.
228,275	4.500%, 08/25/2020 (2)	229,971
	Verint Systems, Inc.
44,775	4.000%, 09/06/2019 (2)	44,999
	Virgin Media Investment Holdings Ltd.
340,000	3.500%, 06/07/2020 (2)	338,606
	WESCO Distribution, Inc.
49,036	4.500%, 12/12/2019 (2)	49,275
	Wilsonart International Holding LLC
332,998	4.000%, 10/31/2019 (2)	330,014
	WMG Acquisition Corp.
104,050	3.750%, 07/01/2020 (2)	103,725
	ZAYO Group LLC
118,797	4.500%, 07/02/2019 (2)	119,054
TOTAL BANK LOANS
	(cost $24,760,409)	24,817,715

CONVERTIBLE BONDS: 2.0%
Consumer Discretionary: 0.6%
	Ford Motor Co.
235,000	4.250%, 11/15/2016	465,447
	priceline.com, Inc.
181,000	1.000%, 03/15/2018	233,490
511,000	0.350%, 06/15/2020 (a)	537,508
	Stewart Enterprises, Inc.
2,005,000	3.375%, 07/15/2016	2,616,525
	YPG Financing, Inc.
43,402 (CAD)	8.000%, 11/30/2022	37,243
		3,890,213
Energy: 0.3%
	Chesapeake Energy Corp.
45,000	2.750%, 11/15/2035	46,688
223,000	2.500%, 05/15/2037	220,213
	Cobalt International Energy, Inc.
1,060,000	2.625%, 12/01/2019	1,122,275
	Hornbeck Offshore Services, Inc.
265,000	1.500%, 09/01/2019	343,175
	Peabody Energy Corp.
330,000	4.750%, 12/15/2041	266,475
		1,998,826
Health Care: 0.1%
	Gilead Sciences, Inc.
260,000	1.625%, 05/01/2016	720,364
	Mylan, Inc.
105,000	3.750%, 09/15/2015	304,828
		1,025,192
Industrials: 0.1%
	Navistar International Corp.
735,000	3.000%, 10/15/2014	748,322

Information Technology: 0.6%
	Ciena Corp.
195,000	3.750%, 10/15/2018 (a)	288,234
	EMC Corp.
170,000	1.750%, 12/01/2013	271,788
	InterDigital, Inc.
1,319,000	2.500%, 03/15/2016	1,385,774
	Micron Technology, Inc.
85,000	2.375%, 05/01/2032	162,987
255,000	3.125%, 05/01/2032	484,819
	Nortel Networks Corp.
770,000	2.125%, 04/15/2014	766,150
	Nuance Communications, Inc.
245,000	2.750%, 11/01/2031	248,828
	SanDisk Corp.
200,000	1.500%, 08/15/2017	265,500
	Xilinx, Inc.
145,000	2.625%, 06/15/2017	235,988
		4,110,068
Materials: 0.2%
	United States Steel Corp.
1,060,000	4.000%, 05/15/2014	1,089,812
239,000	2.750%, 04/01/2019	265,738
		1,355,550
Telecommunication Services: 0.1%
	Clearwire Communications LLC / Clearwire Finance, Inc.
394,000	8.250%, 12/01/2040 (a)	438,325
TOTAL CONVERTIBLE BONDS
	(cost $12,492,477)	13,566,496

CORPORATE BONDS: 13.6%
Consumer Discretionary: 2.3%
	American Builders & Contractors Supply Co., Inc.
20,000	5.625%, 04/15/2021 (a)	19,725
	Clear Channel Communications, Inc.
975,000	5.500%, 09/15/2014	962,813
	Daimler Finance North America LLC
720,000	0.945%, 08/01/2016 (a)	722,123
	Desarrolladora Homex SAB de C.V.
240,000	9.750%, 03/25/2020 (a)	60,000
	DreamWorks Animation SKG, Inc.
68,000	6.875%, 08/15/2020 (a)	70,890
	Exide Technologies
213,000	8.625%, 02/01/2018	155,490
	Foot Locker, Inc.
295,000	8.500%, 01/15/2022	323,908
	General Motors Co.
685,000	4.875%, 10/02/2023 (a)	673,013
1,420,000	6.250%, 10/02/2043 (a)	1,405,800
	Local TV Finance LLC
1,871,000	9.250%, 06/15/2015 (a)	1,899,065
	Media General, Inc.
2,297,000	11.750%, 02/15/2017	2,515,215
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 12/31/2049 (a)	515,590
	Nissan Motor Acceptance Corp.
810,000	0.950%, 09/26/2016 (a)	811,920
	Penn National Gaming, Inc.
1,240,000	8.750%, 08/15/2019	1,364,000
	PNK Finance Corp.
357,000	6.375%, 08/01/2021 (a)	365,925
	Reader’s Digest Association, Inc. (The)
605,000	9.500%, 02/15/2017 #	235,950
	ServiceMaster Co.
355,000	7.000%, 08/15/2020	337,250
	Toys R Us Property Co. II LLC
650,000	8.500%, 12/01/2017	684,125
	William Carter Co. (The)
189,000	5.250%, 08/15/2021 (a)	189,945
	YPG Financing, Inc.
1,748,462 (CAD)	9.250%, 11/30/2018 (a)	1,768,097
		15,080,844
Consumer Staples: 0.5%
	BRF - Brasil Foods S.A.
1,200,000 (BRL)	7.750%, 05/22/2018 (a)	430,897
450,000	5.875%, 06/06/2022 (a)	448,875
1,200,000	3.950%, 05/22/2023 (a)	1,035,000
	Cosan Luxembourg S.A.
300,000 (BRL)	9.500%, 03/14/2018 (a)	119,881
	Crestview DS Merger Sub II, Inc.
262,000	10.000%, 09/01/2021 (a)	271,170
	Hawk Acquisition Sub, Inc.
260,000	4.250%, 10/15/2020 (a)	248,625
	KeHE Distributors LLC / KeHE Finance Corp.
90,000	7.625%, 08/15/2021 (a)	91,519
	Sun Merger Sub, Inc.
110,000	5.250%, 08/01/2018 (a)	113,025
	SUPERVALUE, Inc.
603,000	6.750%, 06/01/2021 (a)	575,865
		3,334,857
Energy: 2.0%
	ATP Oil & Gas Corp.
1,119,000	11.875%, 05/01/2015	7,693
	Gazprom Neft OAO Via GPN Capital S.A.
800,000	4.375%, 09/19/2022 (a)	740,000
	Halcon Resources Corp.
385,000	9.750%, 07/15/2020	409,063
160,000	9.250%, 02/15/2022 (a)	166,800
	Hercules Offshore, Inc.
340,000	8.750%, 07/15/2021 (a)	362,100
180,000	7.500%, 10/01/2021 (a)	180,900
	LBC Tank Terminal Holdings Netherlands B.V.
800,000	6.875%, 05/15/2023 (a)	808,000
	LUKOIL International Finance B.V.
1,200,000	4.563%, 04/24/2023 (a)	1,119,300
	McMoRan Exploration Co.
1,846,000	11.875%, 11/15/2014	1,867,864
	Midwest Generation LLC
1,697,209	8.560%, 01/02/2016	1,671,751
	Newfield Exploration Co.
1,480,000	7.125%, 05/15/2018	1,542,900
	OGX Austria GmbH
1,000,000	8.500%, 06/01/2018 (a)	165,000
600,000	8.375%, 04/01/2022 (a)	99,000
	Ottawa Holdings Pte Ltd.
820,000	5.875%, 05/16/2018 (a)	651,900
	Petroleos Mexicanos
4,100,000 (MXN)	7.650%, 11/24/2021 (a)	327,506
	Plains Exploration & Production Co.
235,000	6.750%, 02/01/2022	251,705
	Rosneft Oil Co. via Rosneft International Finance Ltd.
1,160,000	4.199%, 03/06/2022 (a)	1,073,000
	SandRidge Energy, Inc.
570,000	7.500%, 02/15/2023	567,150
	Whiting Petroleum Corp.
350,000	5.000%, 03/15/2019	351,750
800,000	5.750%, 03/15/2021 (a)	820,000
		13,183,382
Financials: 3.9%
	Assicurazioni Generali SpA
1,000,000 (EUR)	7.750%, 12/12/2042	1,466,801
	AXA S.A.
900,000	6.379%, 12/31/2049 (a)	869,625
	Banco Santander Brasil S.A.
1,820,000 (BRL)	8.000%, 03/18/2016 (a)	762,106
	Banco Santander-Chile
250,000,000 (CLP)	6.500%, 09/22/2020 (a)	491,994
	Barclays Bank Plc
550,000 (EUR)	6.000%, 01/14/2021	828,518
	Cielo S.A.
600,000	3.750%, 11/16/2022 (a)	517,500
	CPG Merger Sub LLC
314,000	8.000%, 10/01/2021 (a)	320,673
	Eircom Finance Ltd.
250,000 (EUR)	9.250%, 05/15/2020 (a)	340,054
	Eksportfinans ASA
215,000	2.000%, 09/15/2015	210,700
100,000	2.375%, 05/25/2016	97,250
140,000 (CHF)	2.250%, 02/11/2021	133,690
	General Electric Capital Corp.
700,000	7.125%, 12/31/2049	764,191
	Glencore Funding LLC
1,335,000	4.125%, 05/30/2023 (a)	1,237,371
	Host Hotels & Resorts LP
245,000	5.250%, 03/15/2022	254,727
125,000	3.750%, 10/15/2023	115,943
	HUB International Ltd.
2,333,000	8.125%, 10/15/2018 (a)	2,610,043
	Hyundai Capital America
510,000	2.875%, 08/09/2018 (a)	514,841
	Icahn Enterprises Finance Corp.
2,418,000	7.750%, 01/15/2016	2,499,608
	ING Bank N.V.
770,000	5.800%, 09/25/2023 (a)	779,160
	Intesa Sanpaolo SpA
1,130,000	6.500%, 02/24/2021 (a)	1,177,135
	JPMorgan Chase & Co.
1,140,000 (NZD)	4.250%, 11/02/2018	900,880
	Metlife Capital Trust IV
450,000	7.875%, 12/15/2037 (a)	508,500
	Morgan Stanley
755,000	4.100%, 05/22/2023	705,576
	Royal Bank of Scotland Plc
1,325,000	6.125%, 12/15/2022	1,339,492
	Schahin II Finanance Co. SPV Ltd.
490,667	5.875%, 09/25/2022 (a)	469,813
	Springleaf Finance Corp.
287,000	5.750%, 09/15/2016	297,045
755,000	6.000%, 06/01/2020 (a)	728,575
	Standard Chartered Plc
1,000,000	3.950%, 01/11/2023 (a)	942,443
1,625,000	5.200%, 01/26/2024 (a)	1,635,903
	Sterns Holdings, Inc.
201,000	9.375%, 08/15/2020 (a)	206,025
	Textron Financial Corp.
725,000	6.000%, 02/15/2067 (a)	647,969
	UniCredit SpA
915,000 (EUR)	6.950%, 10/31/2022	1,279,098
		25,653,249
Health Care: 0.9%
	Baxter International, Inc.
1,300,000	0.426%, 12/11/2014	1,300,902
	Health Management Associates, Inc.
1,416,000	6.125%, 04/15/2016	1,554,061
	Mallinckrodt International Finance S.A.
1,135,000	4.750%, 04/15/2023 (a)	1,081,194
	PerkinElmer, Inc.
45,000	5.000%, 11/15/2021	46,530
	Valeant Pharmaceuticals International, Inc.
195,000	6.375%, 10/15/2020 (a)	203,775
	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
476,000	8.000%, 02/01/2018	504,560
1,404,000	7.750%, 02/01/2019	1,512,810
		6,203,832
Industrials: 1.2%
	Air Canada 2013-1 Class A Pass-Through Trust Certificates
265,000	4.125%, 05/15/2025 (a)	249,431
	American Airlines 2013-2 Class A Pass-Through Trust Certificates
400,000	4.950%, 01/15/2023 (a)	402,000
	Aviation Capital Group Corp.
235,000	4.625%, 01/31/2018 (a)	233,901
290,000	6.750%, 04/06/2021 (a)	306,564
	British Airways Plc
338,000	5.625%, 06/20/2020 (a)	347,295
338,000	4.625%, 06/20/2024 (a)	338,845
	Builders FirstSource, Inc.
360,000	7.625%, 06/01/2021 (a)	360,900
	Continental Airlines 1999-1 Class A Pass-Through Trust Certificates
325,638	6.545%, 02/02/2019	354,131
	Continental Airlines 1999-1 Class B Pass-Through Trust Certificates
68,186	6.795%, 08/02/2018	70,828
	Continental Airlines 2012-2 Class A Pass-Through Trust Certificates
95,000	4.000%, 10/29/2024	91,913
	Continental Airlines 2012-2 Class B Pass-Through Trust Certificates
75,000	5.500%, 10/29/2020	75,281
	Continental Airlines 2013-3 Class C Pass-Through Trust Certificates
140,000	6.125%, 04/29/2018	142,450
	Delta Air Lines 2007-1 Class A Pass-Through Trust Certificates
282,555	6.821%, 08/10/2022	314,342
	Doric Nimrod Air France Alpha Ltd. 2012-1 Class A Pass-Through Trust Certificates
775,742	5.125%, 11/30/2022 (a)	777,682
	International Lease Finance Corp.
225,000	6.750%, 09/01/2016 (a)	248,063
	Meccanica Holdings USA, Inc.
100,000	6.250%, 07/15/2019 (a)	103,124
370,000	7.375%, 07/15/2039 (a)	341,206
901,000	6.250%, 01/15/2040 (a)	754,526
	Odebrecht Finance Ltd.
300,000 (BRL)	8.250%, 04/25/2018 (a)	112,756
1,200,000	4.375%, 04/25/2025 (a)	1,044,000
	OSX 3 Leasing B.V.
1,063,000	9.250%, 03/20/2015 (a)	802,565
	US Airways 2012-1 Class A Pass-Through Trust Certificates
219,604	5.900%, 10/01/2024	229,486
	US Airways 2013-1 Class A Pass-Through Trust Certificates
335,000	3.950%, 11/15/2025	309,875
		8,011,164
Information Technology: 0.3%
	Alcatel-Lucent USA, Inc.
90,000	6.500%, 01/15/2028	75,600
550,000	6.450%, 03/15/2029	467,500
	Broadridge Financial Solutions, Inc.
200,000	3.950%, 09/01/2020	202,258
	Jabil Circuit, Inc.
585,000	4.700%, 09/15/2022	563,063
	Nortel Networks Ltd.
812,000	10.750%, 07/15/2016	941,920
		2,250,341
Materials: 1.0%
	Alpek S.A. de C.V.
700,000	5.375%, 08/08/2023 (a)	694,750
	Anglo American Capital Plc
830,000	4.125%, 09/27/2022 (a)	773,259
	AngloGold Ashanti Holdings Plc
420,000	5.125%, 08/01/2022	354,646
	Ashland, Inc.
180,000	6.500%, 06/30/2029	161,100
	Boise Paper Holdings LLC / Boise Co-Issuer Co.
2,024,000	8.000%, 04/01/2020	2,297,240
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
375,000	8.875%, 02/01/2018	390,000
	Mcron Finance Sub LLC / Mcron Finance Corp.
385,000	8.375%, 05/15/2019 (a)	422,538
	Newcrest Finance Property Ltd.
625,000	4.200%, 10/01/2022 (a)	519,132
	Samarco Mineracao S.A.
785,000	4.125%, 11/01/2022 (a)	684,913
		6,297,578
Telecommunication Services: 1.0%
	Bharti Airtel International Netherlands B.V.
400,000	5.125%, 03/11/2023 (a)	362,000
	Clearwire Communications LLC / Clearwire Finance, Inc.
990,000	12.000%, 12/01/2015 (a)	1,038,262
960,000	12.000%, 12/01/2015 (a)	1,006,800
	Colombia Telecommunicaciones S.A. ESP
340,000	5.375%, 09/27/2022 (a)	313,650
	Intelsat Jackson Holdings S.A.
380,000	5.500%, 08/01/2023 (a)	357,200
	Intelsat Luxembourg S.A.
95,000	6.750%, 06/01/2018 (a)	99,038
695,000	7.750%, 06/01/2021 (a)	721,930
	Oi S.A.
605,000 (BRL)	9.750%, 09/15/2016 (a)	239,935
	Qwest Corp.
230,000	7.200%, 11/10/2026	230,696
	Sprint Corp.
400,000	7.250%, 09/15/2021 (a)	405,000
667,000	9.250%, 04/15/2022	773,720
	Telecom Italia Capital S.A.
65,000	6.375%, 11/15/2033	56,155
245,000	6.000%, 09/30/2034	202,726
90,000	7.200%, 07/18/2036	84,075
290,000	7.721%, 06/04/2038	280,583
	Telefonica Emisiones SAU
200,000 (GBP)	5.597%, 03/12/2020	340,772
100,000	5.462%, 02/16/2021	102,646
300,000	7.045%, 06/20/2036	319,919
		6,935,107
Utilities: 0.5%
	Cia de Eletricidade do Estado da Bahia
500,000 (BRL)	11.750%, 04/27/2016 (a)	212,184
	Copano Energy LLC / Copano Energy Finance Corp.
1,330,000	7.125%, 04/01/2021	1,523,728
	Enel SpA
630,000	8.750%, 09/24/2073 (a)	639,279
	IFM U.S. Colonial Pipeline 2 LLC
600,000	6.450%, 05/01/2021 (a)	631,403
	Southern California Edison Co.
432,000	0.301%, 10/01/2014	432,107
		3,438,701
TOTAL CORPORATE BONDS
	(cost $93,254,226)	90,389,055

GOVERNMENT SECURITIES & AGENCY ISSUE: 2.9%
	Autonomous Community of Madrid Spain
2,415,000 (EUR)	4.300%, 09/15/2026	2,910,697
	Brazilian Government International Bond
1,480,000 (BRL)	8.500%, 01/05/2024	605,408
	Chile Government International Bond
550,000,000 (CLP)	5.500%, 08/05/2020	1,112,378
	Mexican Bonos
6,850,000 (MXN)	7.250%, 12/15/2016	566,197
11,500,000 (MXN)	7.750%, 12/14/2017	977,904
1,800,000 (MXN)	8.500%, 12/13/2018	158,675
7,750,000 (MXN)	6.500%, 06/10/2021	619,032
15,000,000 (MXN)	6.500%, 06/09/2022	1,183,245
45,990,000 (MXN)	7.750%, 11/13/2042	3,723,494
		7,228,547
	Portugal Obrigacoes do Tesouro - OT
110,000 (EUR)	3.850%, 04/15/2021 (a)	124,988
825,000 (EUR)	5.650%, 02/15/2024 (a)	1,013,845
		1,138,833
	United States Treasury Bond
6,000,000	1.625%, 11/15/2022	5,556,096
	Uruguay Government International Bond
6,190,000 (UYU)	4.250%, 04/05/2027	494,399
6,900,000 (UYU)	4.375%, 12/15/2028	393,813
		888,212
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE
	(cost $20,360,646)	19,440,171

LIMITED PARTNERSHIPS: 0.1%
0.30% Partnership	U.S. Farming Realty Trust II, LP #	465,737
Interest

TOTAL LIMITED PARTNERSHIPS
	(cost $454,879)	465,737

MORTGAGE BACKED SECURITIES: 23.0%
	Adjustable Rate Mortgage Trust
3,000,000	Series 2005-2-6M2, 1.159%, 06/25/2035	1,653,987
837,133	Series 2006-1-2A1, 3.149%, 03/25/2036	657,009
	Banc of America Alternative Loan Trust
304,795	Series 2003-10-3A1, 5.500%, 12/25/2033	310,226
1,274,847	Series 2006-7-A4, 5.998%, 10/25/2036	949,278
	Banc of America Funding Corp.
289,682	Series 2004-B-4A2, 2.858%, 11/20/2034	269,418
531,127	Series 2005-7-3A1, 5.750%, 11/25/2035	533,768
1,163,140	Series 2006-A-4A1, 2.993%, 02/20/2036	942,130
1,675,996	Series 2006-B-7A1, 5.553%, 03/20/2036	1,581,399
671,884	Series 2006-6-1A2, 6.250%, 08/25/2036	658,939
2,618,520	Series 2006-7-T2A3, 5.695%, 10/25/2036	2,015,465
124,366	Series 2008-R4-1A4, 0.629%, 07/25/2037 (a)	77,137
1,772,926	Series 2010-R9-3A3, 5.500%, 12/26/2035 (a)	1,429,530
	Banc of America Mortgage Trust
92,907	Series 2005-A-2A1, 2.944%, 02/25/2035	91,522
74,066	Series 2006-B-4A1, 6.110%, 11/20/2046	66,512
	BCAP LLC Trust
3,369,000	Series 2010-RR12-1A7, 2.221%, 06/26/2037 (a)	3,189,037
848,228	Series 2010-RR6-6A2, 5.750%, 07/26/2037 (a)	776,170
4,263,650	Series 2011-R11-2A4, 5.500%, 12/26/2035 (a)	2,495,618
	Bear Stearns Adjustable Rate Mortgage Trust
8,015	Series 2004-10-11A1, 2.925%, 01/25/2035	7,626
210,092	Series 2005-12-11A1, 2.758%, 02/25/2036	162,135
	Bear Stearns Asset Backed Securities Trust
1,017,303	Series 2006-AC1-1A1, 5.750%, 02/25/2036	813,583
	Bear Stearns Commercial Mortgage Securities Trust
110,000	Series 2003-PWR2-E, 6.466%, 05/11/2039 (a)	111,614
	Bella Vista Mortgage Trust
126,831	Series 2005-1-2A, 0.449%, 02/22/2035	109,014
	Chase Mortgage Finance Trust
93,471	Series 2007-A1-3A1, 2.842%, 02/25/2037	91,305
	ChaseFlex Trust
2,976,930	Series 2007-3-2A1, 0.479%, 07/25/2037	2,206,876
	Citicorp Mortgage Securities Trust
141,552	Series 2006-4-1A2, 6.000%, 08/25/2036	143,678
	Citigroup Commercial Mortgage Trust
320,000	Series 2013-375P-D, 3.634%, 05/10/2035	273,756
	Citigroup Mortgage Loan Trust, Inc.
640,491	Series 2005-5-2A2, 5.750%, 08/25/2035	517,567
62,474	Series 2005-11-A2A, 2.510%, 10/25/2035	60,779
1,600,000	Series 2009-6-8A2, 6.000%, 08/25/2022 (a)	1,605,123
	Citimortgage Alternative Loan Trust
81,326	Series 2006-A3-1A7, 6.000%, 07/25/2036	72,181
830,991	Series 2006-A5-1A2, 6.371%, 10/25/2036	179,326
831,626	Series 2006-A5-1A13, 0.629%, 10/25/2036	527,549
725,487	Series 2007-A4-1A6, 5.750%, 04/25/2037	599,480
1,416,879	Series 2007-A4-1A13, 5.750%, 04/25/2037	1,170,787
198,521	Series 2007-A6-1A3, 6.000%, 06/25/2037	159,382
283,286	Series 2007-A6-1A11, 6.000%, 06/25/2037	227,435
280,503	Series 2007-A8-A1, 6.000%, 10/25/2037	248,379
	Countrywide Alternative Loan Trust
341,930	Series 2003-4CB-1A1, 5.750%, 04/25/2033	353,400
2,008,540	Series 2004-13CB-A4, 0.010%, 07/25/2034	1,359,118
166,671	Series 2004-14T2-A11, 5.500%, 08/25/2034	165,357
1,200,395	Series 2004-27CB-A1, 6.000%, 12/25/2034	1,163,917
328,510	Series 2004-J3-1A1, 5.500%, 04/25/2034	336,654
107,658	Series 2005-14-2A1, 0.389%, 05/25/2035	87,877
1,007,928	Series 2006-31CB-A7, 6.000%, 11/25/2036	810,649
144,259	Series 2006-4CB-2A2, 5.500%, 04/25/2036	131,195
556,715	Series 2006-J1-2A1, 7.000%, 02/25/2036	262,067
132,208	Series 2006-J4-1A3, 6.250%, 07/25/2036	88,938
507,055	Series 2007-16CB-2A1, 0.629%, 08/25/2037	286,723
147,304	Series 2007-16CB-2A2, 53.093%, 08/25/2037	340,793
974,354	Series 2007-19-1A34, 6.000%, 08/25/2037	768,524
2,594,058	Series 2007-20-A12, 6.250%, 08/25/2047	2,184,975
783,556	Series 2007-22-2A16, 6.500%, 09/25/2037	610,114
141,869	Series 2007-4CB-1A7, 5.750%, 04/25/2037	122,572
1,411,679	Series 2008-2R-2A1, 6.000%, 08/25/2037	1,110,387
	Countrywide Home Loan Mortgage Pass-Through Trust
38,583	Series 2004-HYB4-2A1, 2.501%, 09/20/2034	36,730
166,711	Series 2004-HYB8-4A1, 3.437%, 01/20/2035	161,181
180,674	Series 2005-11-4A1, 0.449%, 04/25/2035	144,003
118,308	Series 2005-13-A3, 5.500%, 06/25/2035	117,107
2,267,458	Series 2005-23-A1, 5.500%, 11/25/2035	2,105,303
1,430,510	Series 2005-HYB8-4A1, 4.517%, 12/20/2035	1,187,067
384,809	Series 2006-20-1A35, 6.000%, 02/25/2037	341,184
554,455	Series 2007-10-A5, 6.000%, 07/25/2037	486,719
2,983,811	Series 2007-13-A5, 6.000%, 08/25/2037	2,684,010
	Credit Suisse Mortgage Capital Certificates
75,948	Series 2005-1-3A4, 5.250%, 05/25/2028	77,875
212,220	Series 2005-10-5A4, 5.500%, 11/25/2035	185,721
4,404,997	Series 2005-10-10A3, 6.000%, 11/25/2035	3,016,493
2,027,571	Series 2006-6-1A10, 6.000%, 07/25/2036	1,564,928
111,561	Series 2006-8-4A1, 6.500%, 10/25/2021	94,280
1,630,524	Series 2007-1-4A1, 6.500%, 02/25/2022	1,334,775
377,492	Series 2007-2-2A5, 5.000%, 03/25/2037	362,791
1,359,608	Series 2010-7R-4A17, 7.118%, 04/26/2037 (a)	1,213,385
	CW Capital Cobalt Ltd.
300,000	Series 2006-C1-AM, 5.254%, 08/15/2048	307,927
	Del Coronado Trust
200,000	Series 2013-HDMZ-M, 5.183%, 03/15/2018 (a)	200,880
	Deutsche Mortgage Securities, Inc.
537,619	Series 2006-PR1-3A1, 11.869%, 04/15/2036 (a)	574,925
	Extended Stay America Trust
721,000	Series 2013-ESH7-D7, 4.036%, 12/05/2031 (a)	726,166
	Federal Home Loan Mortgage Corporation
2,305,276	Series 3118-SD, 6.518%, 02/15/2036	378,635
1,191,672	Series 3301-MS, 5.918%, 04/15/2037	138,806
1,669,026	Series 3303-SE, 5.898%, 04/15/2037	182,051
1,084,867	Series 3303-SG, 5.918%, 04/15/2037	143,186
1,092,038	Series 3382-SB, 5.818%, 11/15/2037	120,169
1,596,140	Series 3382-SW, 6.118%, 11/15/2037	198,776
965,989	Series 3384-S, 6.208%, 11/15/2037	116,094
1,166,124	Series 3384-SG, 6.128%, 08/15/2036	135,502
1,069,662	Series 3417-SX, 5.998%, 02/15/2038	117,147
817,216	Series 3423-GS, 5.468%, 03/15/2038	89,647
8,243,259	Series 3423-TG, 0.350%, 03/15/2038	63,657
662,375	Series 3445-ES, 5.818%, 05/15/2038	66,641
1,780,064	Series 3523-SM, 5.818%, 04/15/2039	214,854
863,829	Series 3560-KS, 6.218%, 11/15/2036	124,362
1,368,596	Series 3598-SA, 6.168%, 11/15/2039	163,191
4,595,502	Series 3630-AI, 1.931%, 03/15/2017	176,783
635,220	Series 3641-TB, 4.500%, 03/15/2040	674,198
1,133,918	Series 3646-AI, 4.500%, 06/15/2024	75,302
3,147,229	Series 3728-SV, 4.268%, 09/15/2040	359,247
1,249,765	Series 3758-S, 5.848%, 11/15/2040	149,940
7,741,368	Series 3770-SP, 6.318%, 11/15/2040	1,112,707
1,392,307	Series 3815-ST, 5.668%, 02/15/2041	155,167
2,088,144	Series 3859-SI, 6.418%, 05/15/2041	337,873
1,380,958	Series 3872-SL, 5.768%, 06/15/2041	153,166
938,732	Series 3900-SB, 5.788%, 07/15/2041	107,823
181,390	Series 3946-SM, 14.153%, 10/15/2041	196,240
1,599,256	Series 3957-DZ, 3.500%, 11/15/2041	1,508,257
1,594,605	Series 3972-AZ, 3.500%, 12/15/2041	1,491,212
	Federal National Home Mortgage Association
695,810	Series 2003-84-PZ, 5.000%, 09/25/2033	763,907
717,035	Series 2005-104-SI, 6.521%, 12/25/2033	70,122
6,380,671	Series 2005-42-SA, 6.621%, 05/25/2035	914,365
2,103,207	Series 2007-39-AI, 5.941%, 05/25/2037	313,887
797,810	Series 2007-57-SX, 6.441%, 10/25/2036	131,171
763,955	Series 2007-68-SA, 6.471%, 07/25/2037	84,583
475,311	Series 2008-1-CI, 6.121%, 02/25/2038	52,288
707,953	Series 2008-56-SB, 5.881%, 07/25/2038	80,044
1,444,338	Series 2009-86-CI, 5.621%, 09/25/2036	184,276
997,042	Series 2009-87-SA, 5.821%, 11/25/2049	118,060
864,591	Series 2009-90-IB, 5.541%, 04/25/2037	95,028
685,152	Series 2009-111-SE 10/40 VAR, 6.071%, 01/25/2040	79,492
1,204,739	Series 2010-9-GS, 4.571%, 02/25/2040	99,296
1,168,131	Series 2010-11-SC, 4.621%, 02/25/2040	98,468
1,160,673	Series 2010-15-SL, 4.771%, 03/25/2040	106,133
533,480	Series 2010-115-SD, 6.421%, 11/25/2039	59,422
1,053,435	Series 2011-5-PS, 6.221%, 11/25/2040	122,338
2,599,651	Series 2011-63-AS, 5.741%, 07/25/2041	369,830
1,094,011	Series 2011-63-ZE, 4.000%, 08/25/2038	1,152,385
6,420	Series 2011-110-LS, 9.741%, 11/25/2041	7,215
1,079,544	Series 2011-111-VZ, 4.000%, 11/25/2041	1,097,527
1,608,575	Series 2011-141-PZ, 4.000%, 01/25/2042	1,638,615
5,797,382	Series 2012-106-SA, 5.981%, 10/25/2042	838,151
377,761	Series 2012-55-SC, 6.680%, 05/25/2042	356,856
2,876,846	Series 2013-15-SC, 5.244%, 03/25/2033	2,532,979
5,787,725	Series 2013-51-HS, 5.185%, 04/25/2043	4,469,341
7,070,263	Series 2013-53-ZC, 3.000%, 06/25/2043	5,790,294
5,037,594	Series 2013-74-HZ, 3.000%, 07/25/2043	3,899,969
	First Horizon Alternative Mortgage Securities Trust
2,244,456	Series 2006-FA6-1A4, 6.250%, 11/25/2036	1,827,814
802,578	Series 2007-FA4-1A7, 6.000%, 08/25/2037	669,264
	First Horizon Mortgage Pass-Through Trust Certificates
927,536	Series 2006-1-1A10, 6.000%, 05/25/2036	907,281
	GMAC Mortgage Corporation Loan Trust
35,630	Series 2003-J7-A7, 5.000%, 11/25/2033	36,381
155,008	Series 2005-AR4-3A1, 3.410%, 07/19/2035	141,486
	Government National Mortgage Association
2,066,556	Series 2007-21-S, 6.018%, 04/16/2037	310,520
1,033,257	Series 2008-69-SB, 7.450%, 08/20/2038	186,801
1,237,990	Series 2009-104-SD, 6.168%, 11/16/2039	158,096
4,366,827	Series 2010-83-IO, 0.522%, 07/16/2050	152,819
767,342	Series 2010-98-IA, 5.926%, 03/20/2039	85,948
1,118,837	Series 2011-45-GZ, 4.500%, 03/20/2041	1,178,298
863,718	Series 2011-69-OC, 0.010%, 05/20/2041	748,756
2,495,549	Series 2011-89-SA, 5.270%, 06/20/2041	312,985
	GS Mortgage Securities Trust
200,000	Series 2007-GG10-AM, 5.993%, 08/10/2045	196,673
	GSR Mortgage Loan Trust
262,280	Series 2004-14-5A1, 2.718%, 12/25/2034	259,865
2,722,884	Series 2005-9F-2A1, 6.000%, 01/25/2036	2,431,288
821,469	Series 2005-AR4-6A1, 5.250%, 07/25/2035	816,909
350,000	Series 2005-AR6-4A5, 2.663%, 09/25/2035	342,448
838,879	Series 2006-7F-3A4, 6.250%, 08/25/2036	718,936
4,316,504	Series 2006-8F-2A1, 6.000%, 09/25/2036	3,979,204
263,692	Series 2006-8F-4A17, 6.000%, 09/25/2036	223,919
	Impac Secured Assets Trust
3,358,024	Series 2007-3-A1A, 0.289%, 09/25/2037	1,979,522
	Indymac INDA Mortgage Loan Trust
855,524	Series 2006-AR3-1A1, 2.876%, 12/25/2036	726,036
	Indymac INDX Mortgage Loan Trust
350,049	Series 2005-16IP-A1, 0.499%, 07/25/2045	308,078
	JP Morgan Alternative Loan Trust
37,424	Series 2006-A1-5A1, 4.643%, 03/25/2036	31,254
	JP Morgan Chase Commercial Mortgage Securities Trust
210,000	Series 2007-LDPX-AM, 5.464%, 01/15/2049	212,073
118,687	Series 2013-JWMZ-M, 6.182%, 04/15/2018 (a)	120,004
	JP Morgan Mortgage Trust
351,355	Series 2005-A2-3A2, 2.554%, 04/25/2035	348,561
159,043	Series 2005-A5-1A2, 2.881%, 08/25/2035	156,531
341,921	Series 2005-S3-1A9, 6.000%, 01/25/2036	299,864
399,245	Series 2005-S3-1A11, 6.000%, 01/25/2036	350,134
844,569	Series 2007-S1-1A2, 5.500%, 03/25/2022	838,947
776,282	Series 2007-S1-2A22, 5.750%, 03/25/2037	636,812
2,165,031	Series 2007-S3-1A97, 6.000%, 08/25/2037	1,897,898
1,843,448	Series 2008-R2-2A, 5.500%, 12/27/2035 (a)	1,741,366
	Lehman Mortgage Trust
59,600	Series 2006-1-3A5, 5.500%, 02/25/2036	58,769
	MASTR Adjustable Rate Mortgages Trust
313,665	Series 2006-2-1A1, 2.840%, 04/25/2036	293,167
72,428	Series 2006-2-3A1, 2.827%, 01/25/2036	68,633
	MASTR Alternative Loans Trust
132,575	Series 2003-9-4A1, 5.250%, 11/25/2033	138,679
140,924	Series 2004-5-1A1, 5.500%, 06/25/2034	144,643
155,542	Series 2004-5-2A1, 6.000%, 06/25/2034	161,368
343,781	Series 2004-8-2A1, 6.000%, 09/25/2034	344,626
	Merrill Lynch Alternative Note Asset Trust
311,741	Series 2007-F1-2A7, 6.000%, 03/25/2037	223,048
204,964	Series 2007-F1-2A8, 6.000%, 03/25/2037	146,650
	Merrill Lynch Mortgage Investors Trust
69,376	Series 2006-2-2A, 2.171%, 05/25/2036	68,151
113,761	Series 2007-1-3A, 3.250%, 01/25/2037	105,955
	Morgan Stanley Capital I Trust
446,000	Series 2007-HQ12-AM, 5.760%, 04/12/2049	475,050
	Morgan Stanley Mortgage Loan Trust
162,976	Series 2006-2-2A4, 5.750%, 02/25/2036	151,601
1,018,799	Series 2006-7-3A, 5.484%, 06/25/2036	860,178
176,095	Series 2006-11-3A2, 6.000%, 08/25/2036	151,352
543,861	Series 2007-13-6A1, 6.000%, 10/25/2037	422,840
	Morgan Stanley Re-Remic Trust
1,278,529	Series 2010-R9-3C, 6.994%, 11/26/2036 (a)	1,034,669
	Motel 6 Trust
100,000	Series 2012-MTL6-D, 3.781%, 10/05/2025 (a)	97,334
	Prime Mortgage Trust
2,523,917	Series 2006-DR1-2A1, 5.500%, 05/25/2035 (a)	2,422,792
	Residential Accredit Loans, Inc.
624,508	Series 2006-QS10-A9, 6.500%, 08/25/2036	504,768
1,714,124	Series 2006-QS14-A18, 6.250%, 11/25/2036	1,387,378
1,436,047	Series 2006-QS17-A5, 6.000%, 12/25/2036	1,092,486
1,403,489	Series 2006-QS2-1A4, 5.500%, 02/25/2036	1,117,863
1,677,741	Series 2006-QS7-A3, 6.000%, 06/25/2036	1,315,798
1,678,241	Series 2007-QS1-2A10, 6.000%, 01/25/2037	1,347,686
2,457,748	Series 2007-QS3-A1, 6.500%, 02/25/2037	1,972,559
1,341,688	Series 2007-QS8-A8, 6.000%, 06/25/2037	1,008,675
	Residential Asset Securitization Trust
411,447	Series 2005-A8CB-A9, 5.375%, 07/25/2035	349,163
195,811	Series 2006-A2-A11, 6.000%, 01/25/2046	149,786
740,828	Series 2006-A8-1A1, 6.000%, 08/25/2036	658,692
2,088,610	Series 2007-A2-1A2, 6.000%, 04/25/2037	1,850,638
1,356,462	Series 2007-A5-2A5, 6.000%, 05/25/2037	1,189,052
111,531	Series 2007-A5-2A5, 6.000%, 05/25/2037	97,766
197,995	Series 2007-A6-1A3, 6.000%, 06/25/2037	172,633
	Residential Funding Mortgage Securities I, Inc.
164,740	Series 2006-S1-1A3, 5.750%, 01/25/2036	166,345
2,301,593	Series 2006-S4-A5, 6.000%, 04/25/2036	2,171,767
	Stanwich Mortgage Loan Trust - Class A
482,446	Series 2011-5-A, 7.850%, 09/15/2037 (a) #	217,227
2,239,019	Series 2012-2-A, 1.426%, 03/15/2047 (a) #	862,109
388,910	Series 2012-5-A, 9.324%, 03/15/2051 (a) #	226,449
	Structured Adjustable Rate Mortgate Loan Trust
466,143	Series 2004-16-2A, 2.510%, 11/25/2034	449,265
104,330	Series 2005-14-A1, 0.489%, 07/25/2035	86,598
944,329	Series 2005-15-1A1, 2.526%, 07/25/2035	772,311
2,552,142	Series 2005-22-3A1, 2.860%, 12/25/2035	1,973,740
	Structured Asset Securities Corp. Mortgage Pass-Through Certficates
265,244	Series 2004-20-8A7, 5.750%, 11/25/2034	282,426
	Washington Mutual Mortgage Pass-Through Certificates
306,685	Series 2004-AR14-A1, 2.430%, 01/25/2035	311,253
102,579	Series 2004-CB2-2A, 5.500%, 07/25/2034	106,296
1,399,009	Series 2005-1-5A1, 6.000%, 03/25/2035	1,378,149
395,763	Series 2006-AR19-2A, 2.204%, 01/25/2047	352,410
214,093	Series 2006-2-1A9, 6.000%, 03/25/2036	186,534
775,507	Series 2006-8-A6, 5.166%, 10/25/2036	541,228
	Wells Fargo Alternative Loan Trust
730,285	Series 2007-PA2-3A1, 0.529%, 06/25/2037	465,315
1,075,823	Series 2007-PA2-3A2, 6.471%, 06/25/2037	215,105
	Wells Fargo Mortgage Backed Securities Trust
62,623	Series 2003-J-1A9, 2.649%, 10/25/2033	63,041
218,414	Series 2004-A-A1, 4.743%, 02/25/2034	220,759
80,784	Series 2005-11-2A3, 5.500%, 11/25/2035	82,290
112,082	Series 2005-12-1A2, 5.500%, 11/25/2035	112,953
1,049,869	Series 2005-12-1A5, 5.500%, 11/25/2035	1,056,597
301,399	Series 2005-17-1A1, 5.500%, 01/25/2036	304,199
2,068,841	Series 2006-AR2-2A5, 2.642%, 03/25/2036	1,989,376
564,701	Series 2006-AR19-A1, 5.390%, 12/25/2036	549,969
1,957,712	Series 2007-3-1A4, 6.000%, 04/25/2037	1,877,801

TOTAL MORTGAGE BACKED SECURITIES
	(cost $141,500,513)	152,306,836

Contracts		Value
PURCHASED OPTIONS: 0.0%
	AT&T, Inc. Call Option
251	Exercise Price $35.00	$1,506
	Expiration Date: October 2013
502	Exercise Price $36.00	1,004
	Expiration Date: October 2013
	Cooper Tire & Rubber Co. Put Option
125	Exercise Price $28.00	16,875
	Expiration Date: November 2013
175	Exercise Price $30.00	34,125
	Expiration Date: November 2013
316	Exercise Price $29.00	71,100
	Expiration Date: January 2014
	Dole Food Co., Inc. Put Option
142	Exercise Price $11.00	1,420
	Expiration Date: October 2013
	Genworth Financial, Inc. Put Option
511	Exercise Price $11.00	1,022
	Expiration Date: October 2013
	iShares MSCI EAFE ETF Put Option
538	Exercise Price $60.00	12,374
	Expiration Date: October 2013
	iShares MSCI Emerging Market ETF Put Option
460	Exercise Price $39.00	15,180
	Expiration Date: October 2013
	Leap Wireless International, Inc. Call Option
732	Exercise Price $18.00	3,660
	Expiration Date: October 2013
	Onyx Pharmaceuticals, Inc. Call Option
132	Exercise Price $120.00	66,000
	Expiration Date: October 2013
	SPDR S&P 500 ETF Trust Put Option
112	Exercise Price $165.00	13,216
	Expiration Date: October 2013
TOTAL PURCHASED OPTIONS
	(cost $461,355)	237,482

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 22.6%
TREASURY BILLS: 1.8%
	United States Treasury Bills
$1,100,000	0.010%, 02/27/2014	$1,099,907
10,800,000	0.010%, 08/21/2014	10,789,745
		11,889,652
TOTAL TREASURY BILLS
	(cost $11,889,652)	11,889,652

REPURCHASE AGREEMENTS: 20.8%
138,246,000	FICC, 0.010%, 09/30/2013, due 10/01/2013 [collateral: par value $141,195,000,
	U.S. Treasury Note, 0.250%, due 09/30/2015; value $141,018,506] (proceeds $138,246,000)
		138,246,000

TOTAL REPURCHASE AGREEMENTS
	(cost $138,246,000)	138,246,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $150,135,652)	$150,135,652

TOTAL INVESTMENTS IN SECURITIES
	(cost $667,268,649): 104.7%	696,811,159

Liabilities in Excess of Other Assets: (4.7)%		(31,601,569)

Net Assets: 100.0%		$665,209,590

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
*	Non-Income Producing Security.
(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.

(b)	Securities pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions with an aggregate fair value of $68,680,832.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
#	Illiquid securities at September 30, 2013, at which time the aggregate value of these illquid securities are $2,043,094 or 0.3% of net assets.
(1)	Unsettled bank loan as of September 30, 2013, therefore, no rate or maturity date is available.
(2)	Floating Interest Rate.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments		$667,268,649
Gross unrealized appreciation		40,804,613
Gross unrealized depreciation		(11,262,103)
Net unrealized appreciation		$29,542,510

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS
44,375	APA Group	$247,474
74,944	AT&T, Inc.	2,534,606
800	Baytex Energy Corp.	33,067
5,400	ConocoPhillips	375,354
1,100	Crescent Point Energy Corp.	41,713
72,224	Fidelity National Financial, Inc. - Class A	1,921,158
6,148	Gannett Co., Inc.	163,967
37,559	IntercontinentalExchange, Inc. *	6,813,954
1,886	KAR Auction Services, Inc.	53,204
1,800	Lam Research Corp. *	64,530
2,538	LKQ Corp. *	80,861
59,523	Loblaw Co. Ltd.	2,632,842
60,043	M&T Bank Corp.	6,720,013
113,100	Nissan Motor Co. Ltd.	1,131,978
300	Office Depot, Inc. *	1,449
90,209	PacWest Bancorp.	3,099,581
6,400	Pennsylvania Real Estate Investment Trust	119,680
30,235	Perrigo Co.	3,730,394
2,400	Pitney Bowes, Inc.	43,656
2,850	Schneider Electric S.A.	241,122
138,993	Stewart Enterprises, Inc. - Class A	1,826,368
2,328	United States Steel Corp.	47,934
25,400	Verizon Communications, Inc.	1,185,164
174,380	WhiteWave Foods Co. - Class A *	3,518,988
TOTAL COMMON STOCKS
	(Proceeds $34,217,858)	36,629,057

EXCHANGE TRADED FUNDS
13,400	Energy Select Sector SPDR Fund	1,110,592
7,489	Health Care Select Sector SPDR Fund	378,719
9,319	iShares S&P/TSX Capped Energy Fund	150,144
10,385	SPDR S&P 500 ETF Trust	1,745,719
10,873	SPDR S&P Insurance ETF	617,151
5,900	SPDR S&P Oil & Gas Exploration & Production ETF	388,751
TOTAL EXCHANGE TRADED FUNDS
	(Proceeds $4,282,776)	4,391,076

Principal Amount^		Value
CORPORATE BONDS
	Kinder Morgan Energy Partners LP
$818,000	3.950%, 09/01/2022	$805,759
	Softbank Corp.
978,000	4.500%, 04/15/2020 (a)	940,102
TOTAL CORPORATE BONDS
	(cost $1,829,165)	1,745,861

TOTAL SECURITIES SOLD SHORT
	(Proceeds $40,329,799)	$42,765,994

*	Non-Income Producing Security.
(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2013 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
10YR U.S. Treasury Note Futures	(114)	($14,408,531)	12/2013	($303,740)
Euro Stoxx 50 Index Futures	(22)	(633,380)	12/2013	(1,539)
NIKKEI 225 Index Futures	2	28,920,000	12/2013	(7,334)
S&P 500 E Mini Index Futures	(72)	(6,027,480)	12/2013	26,826
U.S. Long Bond Futures	(16)	(2,273,500)	12/2013	(15,154)
	(222)	5,577,109	–	(300,941)

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF SWAPS at September 30, 2013 (Unaudited)

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2013	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Credit Default Swaps
ACE INA Holdings, Inc.	6/20/2018	BOA	(1.000%)	0.350%	(1,100,000)	(32,969)	(36,673)	3,704
(Buy Protection)
Anadarko Petroleum Corp.	6/20/2018	Citigroup Global Markets, Inc.	1.000%	1.080%	1,100,000	13,201	(4,373)	17,574
(Sell Protection)
CDX 19 IG 100 12/20/2017	12/20/2017	BOA	(1.000%)	0.836%	(675,000)	(10,306)	(5,115)	(5,191)
(Buy Protection)
CDX 19 IG 100 12/20/2017	12/20/2017	Credit Suisse Securities LLC	(1.000%)	0.797%	(1,000,000)	(15,269)	(9,347)	(5,922)
(Buy Protection)
CDX 19 IG 100 12/20/2017	12/20/2017	BOA	(1.000%)	0.866%	(100,000)	(1,527)	(637)	(890)
(Buy Protection)
CDX 19 IG 100 12/20/2017	12/20/2017	BOA	(1.000%)	0.883%	(400,000)	(6,108)	(2,221)	(3,887)
(Buy Protection)
CDX 20 EM 500 12/20/2018	12/20/2018	BOA	(5.000%)	2.998%	(4,375,000)	(428,772)	(406,875)	(21,897)
(Buy Protection)
CDX 20 IG 100 6/20/2018	6/20/2018	BOA	(1.000%)	0.733%	(9,500,000)	(115,113)	(58,418)	(56,695)
(Buy Protection)
CDX 20 IG 100 6/20/2018	6/20/2018	Deutche Bank Securities, Inc.	(1.000%)	0.733%	(1,400,000)	(16,964)	(15,171)	(1,793)
(Buy Protection)
CDX 20 IG 100 6/20/2018	6/20/2018	Deutche Bank Securities, Inc.	(1.000%)	0.733%	(200,000)	(2,423)	(1,516)	(907)
(Buy Protection)
CDX 21 HY 500 12/20/2018	12/20/2018	Credit Suisse Securities LLC	(5.000%)	3.975%	(10,175,000)	–	(432,438)	432,438
(Buy Protection)
CDX 21 HY 500 12/20/2018	12/20/2018	Credit Suisse Securities LLC	(5.000%)	3.998%	(2,500,000)	–	(106,250)	106,250
(Buy Protection)
Chubb Corp.	6/20/2018	BOA	(1.000%)	0.360%	(1,100,000)	(34,156)	(36,093)	1,937
(Buy Protection)
Deutsche Bank AG	6/20/2017	BOA	(1.000%)	1.930%	(550,000)	(5,666)	29,779	(35,445)
(Buy Protection)
EFIH Finance, Inc.	6/20/2015	Credit Suisse Securities LLC	5.000%	1.063%	475,000	(175,446)	(47,500)	(127,946)
(Sell Protection)
EFIH Finance, Inc.	6/20/2015	Credit Suisse Securities LLC	5.000%	1.100%	650,000	(198,750)	(68,250)	(130,500)
(Sell Protection)
Electricite de France	12/20/2017	BOA	(1.000%)	1.050%	(550,000)	(11,805)	1,858	(13,663)
(Buy Protection)
Freeport-McMoRan Copper and Gold, Inc.	6/20/2018	Citigroup Global Markets, Inc.	1.000%	1.560%	1,100,000	(30,456)	(29,986)	(470)
(Sell Protection)
Hewlett-Packard Co.	6/20/2017	BOA	1.000%	1.900%	700,000	(4,823)	(29,360)	24,537
(Sell Protection)
HJ Heinz Co.	3/20/2018	Credit Suisse Securities LLC	(1.000%)	1.700%	(1,050,000)	8,897	34,655	(25,758)
(Buy Protection)
Iberdrola Finanzas SAU	9/20/2018	BOA	(1.000%)	2.200%	(525,000)	21,271	38,594	(17,323)
(Buy Protection)
International Lease Finance Corp.	9/20/2018	BOA	5.000%	3.400%	375,000	29,634	25,974	3,660
(Sell Protection)
Intesa Sanpaolo SpA	12/20/2018	Credit Suisse Securities LLC	(3.000%)	2.880%	(425,000)	(7,519)	(3,154)	(4,365)
(Buy Protection)
ITRX EUR Series 18 100 12/20/2017	12/20/2017	BOA	(1.000%)	1.269%	(350,000)	(3,020)	5,851	(8,871)
(Buy Protection)
ITRX EUR SUB FIN 500 Series 19 06/20/2018	6/20/2018	BOA	(5.000%)	2.570%	(800,000)	(146,133)	(119,820)	(26,313)
(Buy Protection)
ITRX EUR XOVER Series 18 500 12/20/2017	12/20/2017	BOA	(5.000%)	5.490%	(390,000)	(34,237)	10,156	(44,393)
(Buy Protection)
ITRX Series 18 EUR SUB 500 12/20/2017	12/20/2017	BOA	(5.000%)	2.630%	(120,000)	(21,153)	(16,388)	(4,765)
(Buy Protection)
ITRX Series 18 EUR SUB 500 12/20/2017	12/20/2017	BOA	(5.000%)	2.520%	(500,000)	(88,140)	(72,655)	(15,485)
(Buy Protection)
ITRX Series 18 EUR SUB 500 12/20/2017	12/20/2017	BOA	(5.000%)	2.260%	(700,000)	(123,396)	(117,199)	(6,197)
(Buy Protection)
Newmont Mining Corp.	6/20/2017	BOA	1.000%	1.270%	600,000	(19,207)	(7,969)	(11,238)
(Sell Protection)
Russia Foreign Bond	12/20/2018	BOA	(1.000%)	1.660%	(3,150,000)	117,850	101,208	16,642
(Buy Protection)
Textron Financial Corp.	3/20/2017	BOA	(1.000%)	3.700%	(725,000)	(16,985)	(22,351)	5,366
(Buy Protection)
Unicredit SpA	12/20/2018	Credit Suisse Securities LLC	(5.000%)	4.470%	(450,000)	(16,496)	(14,464)	(2,032)
(Buy Protection)

Description	Maturity Date	Counterparty	Fixed Rate	Floating Rate Index	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Total Return Swaps

Flinders Mines Ltd. (AUD)	1/31/2018	UBS	0.229%	1-Month AUD-LIBOR	22,810	(2,641)	–	(2,641)

Yancoal Australia Ltd. (AUD)	1/31/2018	UBS	1.288%	1-Month AUD-LIBOR	114,662	1,321	–	1,321

Yancoal Australia Ltd. (AUD)	1/31/2018	UBS	2.392%	1-Month AUD-LIBOR	570,950	7,707	23	7,684

Yanzhou Coal Mining Co. (HKD)	5/23/2014	UBS	8.420%	1-Month HKD-HIBOR-HKAB	18,723	(2,279)	–	(2,279)

						(1,371,878)	(1,416,125)	44,247

Litman Gregory Masters Alternative Strategies Fund
SCHEDULE OF OPTIONS WRITTEN at September 30, 2013 (Unaudited)

Contracts		Value
	Cooper Tire & Rubber Co. Call Option
125	Exercise Price $30.00,	$22,500
	Expiration Date: October 2013
158	Exercise Price $34.00,	7,900
	Expiration Date: November 2013
	Cooper Tire & Rubber Co. Put Option
142	Exercise Price $30.00,	8,236
	Expiration Date: October 2013
158	Exercise Price $25.00,	7,900
	Expiration Date: November 2013
316	Exercise Price $25.00,	28,440
	Expiration Date: January 2014
	Fidelity National Financial, Inc. Call Option
26	Exercise Price $26.00,	2,470
	Expiration Date: October 2013
	Genworth Financial, Inc. Call Option
97	Exercise Price $12.00,	9,215
	Expiration Date: October 2013
522	Exercise Price $13.00,	13,050
	Expiration Date: October 2013
	Leap Wireless International, Inc. Call Option
75	Exercise Price $17.00,	375
	Expiration Date: October 2013
727	Exercise Price $21.00,	727
	Expiration Date: October 2013
	Leap Wireless International, Inc. Put Option
727	Exercise Price $15.00,	2,181
	Expiration Date: October 2013
732	Exercise Price $16.00,	23,424
	Expiration Date: October 2013
68	Exercise Price $17.00,	7,956
	Expiration Date: October 2013
	Offie Depot, Inc. Put Option
3	Exercise Price $4.50,	30
	Expiration Date: October 2013
	Saks, Inc. Call Option
17	Exercise Price $16.00,	51
	Expiration Date: November 2013
	Saks, Inc. Put Option
17	Exercise Price $16.00,	170
	Expiration Date: November 2013

	Total Options Written
	(Premiums received $145,748)	134,625

Litman Gregory Masters Alternative Strategies Fund

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources  (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricingmodels. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2013. These assets are measured on a recurring basis.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equities
Common Stocks	$203,313,090	$-	$-		$203,313,090
Depository Receipts	$16,520,875	$-	$-		$16,520,875
Preferred Stocks	$6,450,373	$650,541	$-		$7,100,914
Real Estate Investment Trusts	$4,053,483	$-	$-		$4,053,483
Royalty Trust	$234,112	$-	$-		$234,112
Limited Partnership	$-	$-	$465,737	**	$465,737
Total Equity	$230,571,933	$650,541	$465,737	**	$231,688,211
Short-Term Investments
Government Issues	$-	$11,889,652	$-		$11,889,652
Repurchase Agreements	$-	$138,246,000	$-		$138,246,000
Total Short-Term Investments	$-	$150,135,652	$-		$150,135,652
Fixed Income
Asset Backed Securities	$-	$14,229,541	$-		$14,229,541
Bank Loans	$-	$24,817,715	$-		$24,817,715
Convertible Bonds	$-	$13,566,496	$-		$13,566,496
Corporate Bonds	$-	$90,389,055	$-		$90,389,055
Government Securities & Agency Issues	$5,556,096	$13,884,075	$-		$19,440,171
Mortgage Backed Securities	$-	$151,001,051	$1,305,785	(1)	$152,306,836
Total Fixed Income	$5,556,096	$307,887,933	$1,305,785	**	$314,749,814
Purchased Options	$237,482	$-	$-		$237,482
Total Investments in Securities	$236,365,511	$458,674,126	$1,771,522	**	$696,811,159
Other Financial instruments*
Forwards & Spot Contracts	$(612,942)	$-	$-		$(612,942)
Futures	$(300,941)	$-	$-		$(300,941)
Short Sales	$(41,020,133)	$(1,745,861)	$-		$(42,765,994)
Swaps - Total Return	$710,257	$(706,149)	$-		$4,108
Swaps - Credit Default	$-	$(1,375,986)	$-		$(1,375,986)
Written Options	$(134,625)	$-	$-		$(134,625)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the  instrument while written options are valued at market value.
** Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.

(1) These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

There were no significant transfers between Level 1 and Level 2 in the Fund as of September 30, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Alternative Strategies Fund:

Description	Balance as of December 31, 2012	Purchase	Realized Gain (Loss)	Amortization	Change in unrealized appreciation (depreciation)		Sales		Transfers into Level 3 *	Transfers out of Level 3 *	Balance as of September 30, 2013
Equities
Limited Partnership	$847,143	$334,836	$36,789	$-	$20,127	**	$(773,158	) ***	$-	$-	$465,737
Total Equities	$847,143	$334,836	$36,789	$-	$20,127		$(773,158)		$-	$-	$465,737
Fixed Income		$-
Mortgage Backed Securities	$1,782,483	$-	$317,762	$3,473	$2,562	**	$(800,495)		$-	$-	$1,305,785
Total Fixed Income	$1,782,483	$-	$317,762	$3,473	$2,562		$(800,495)		$-	$-	$1,305,785
Total Investments in Securities	$2,629,626	$334,836	$354,551	$3,473	$22,689		$(1,573,653)		$-	$-	$1,771,522

* The amount of transfers in or out are reflected at the securities’ fair value at the end of the period.

** The amounts represent the total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2013.

*** The amount of $773,158 represents a return of capital of $733,731 and premium received on contribution of $39,427.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of September 30, 2013.

Financial Assets	Fair Value at September 30, 2013	Valuation Techniques	Unobservable Inputs	Ranges
Mortgage Backed Securities	$1,305,785	Methods of Comparables/Consensus Pricing*	Quotes/Prices	$38.90 - $65.18
			Discount	6.4% - 10.0%

Limited Partnership	$465,737	NAV as Practical Expedient**	N/A	$103.48

* The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering observable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security.  Such observable and unobservable data may include offered quotes (prices offered by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

** No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund's measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures that the Limited Partnerships are not being reported at fair value.

Litman Gregory Masters Alternative Strategies Fund

Off-Balance Sheet Risk

The Funds are parties to financial instruments with off-balance sheet risk, primarily forward contracts, in order to hedge the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies and certain assets and liabilities denominated in foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies.

A forward contract is an agreement between two parties to exchange different currencies at a specified rate at an agreed future date. Forward contracts are reported in the financial statements as unrealized gain (loss) as measured by the difference between the forward exchange rate at the reporting date and the forward rate on the date the contract is entered into. At September 30, 2013, the Funds had the following forward contracts outstanding:

Litman Gregory Masters Alternative Strategies Fund

						Asset Derivatives	Liability Derivatives
Settlement			U.S. $ Value at		U.S. $ Value at	Unrealized	Unrealized
Date		Fund Receiving	September 30, 2013	Fund Delivering	September 30, 2013	Appreciation	Depreciation
10/1/2013	125,000	U.S. Dollar	$169,181	Euro Currency	$166,943	$2,238	$-
10/1/2013	2,080,000	U.S. Dollar	2,815,174	Euro Currency	2,815,280	-	(106)
10/1/2013	2,205,000	Euro Currency	2,939,044	U.S. Dollar	2,984,355	-	(45,311)
10/1/2013	1,675,000	U.S. Dollar	831,472	Turkish Lira	823,460	8,012	-
10/1/2013	1,675,000	Turkish Lira	812,515	U.S. Dollar	831,472	-	(18,957)
10/2/2013	1,456,294	U.S. Dollar	1,416,009	Canadian Dollar	1,415,083	926	-
10/2/2013	1,152,702	U.S. Dollar	1,864,842	Pound Sterling	1,859,654	5,188	-
10/2/2013	668,602	Canadian Dollar	649,216	U.S. Dollar	650,106	-	(890)
10/2/2013	462,214	Euro Currency	625,002	U.S. Dollar	625,584	-	(582)
10/3/2013	4,800,000	U.S. Dollar	1,472,521	Malaysian Ringgit	1,471,716	805	-
10/3/2013	4,800,000	Malaysian Ringgit	1,451,028	U.S. Dollar	1,472,521	-	(21,493)
10/3/2013	1,100,000	New Zealand Dollar	851,587	U.S. Dollar	915,303	-	(63,716)
10/3/2013	64,000,000	U.S. Dollar	1,469,939	Philippine Peso	1,435,943	33,996	-
10/3/2013	64,000,000	Philippine Peso	1,467,553	U.S. Dollar	1,469,939	-	(2,386)
10/7/2013	465,000,000	U.S. Dollar	921,377	Chilean Peso	925,373	-	(3,996)
10/7/2013	814,000,000	Chilean Peso	1,593,267	U.S. Dollar	1,612,905	-	(19,638)
10/7/2013	458,000,000	Chilean Peso	908,550	U.S. Dollar	907,507	1,043	-
10/8/2013	440,000	Euro Currency	581,522	U.S. Dollar	595,527	-	(14,005)
10/9/2013	1,110,000	Euro Currency	1,456,425	U.S. Dollar	1,502,354	-	(45,929)
10/9/2013	31,000	Euro Currency	41,403	U.S. Dollar	41,958	-	(555)
10/9/2013	4,900,000	U.S. Dollar	1,569,253	Polish Zloty	1,530,293	38,960	-
10/9/2013	4,900,000	Polish Zloty	1,493,652	U.S. Dollar	1,569,253	-	(75,601)
10/15/2013	1,650,000	U.S. Dollar	1,540,026	Australian Dollar	1,531,013	9,013	-
10/15/2013	1,650,000	Australian Dollar	1,543,699	U.S. Dollar	1,540,026	3,673	-
10/16/2013	790,000	U.S. Dollar	1,069,262	Euro Currency	1,055,134	14,128	-
10/16/2013	1,418,000	Euro Currency	1,887,690	U.S. Dollar	1,919,257	-	(31,567)
10/17/2013	857,000	Euro Currency	1,141,101	U.S. Dollar	1,159,949	-	(18,848)
10/18/2013	80,000	U.S. Dollar	108,280	Euro Currency	108,281	-	(1)
10/18/2013	332,000	Euro Currency	441,600	U.S. Dollar	449,363	-	(7,763)
10/21/2013	207,000	Euro Currency	279,371	U.S. Dollar	280,177	-	(806)
10/28/2013	5,780,000	Brazilian Real	2,608,539	U.S. Dollar	2,586,479	22,060	-
10/28/2013	1,204,568	Euro Currency	1,633,428	Norwegian Krone	1,630,425	3,003	-
10/28/2013	38,300,000	Mexican Peso	2,962,562	U.S. Dollar	2,904,629	57,933	-
10/28/2013	9,800,000	Euro Currency	1,628,748	Norwegian Krone	1,633,428	-	(4,680)
10/30/2013	995,000	Euro Currency	1,343,748	U.S. Dollar	1,346,775	-	(3,027)
11/1/2013	2,080,000	Euro Currency	2,815,482	U.S. Dollar	2,815,383	99	-
11/4/2013	64,000,000	U.S. Dollar	1,470,368	Philippine Peso	1,471,264	-	(896)
12/4/2013	195,000	Pound Sterling	301,554	U.S. Dollar	315,323	-	(13,769)
12/13/2013	100,000	Swiss Franc	107,511	U.S. Dollar	110,668	-	(3,157)
12/16/2013	365,000	U.S. Dollar	339,308	Australian Dollar	338,711	597	-
12/16/2013	1,760,000	U.S. Dollar	1,636,118	Australian Dollar	1,629,234	6,884	-
12/16/2013	820,000	U.S. Dollar	762,282	Australian Dollar	755,367	6,915	-
12/16/2013	1,100,000	U.S. Dollar	1,022,574	Australian Dollar	1,011,866	10,708	-
12/16/2013	470,000	U.S. Dollar	436,918	Australian Dollar	434,924	1,994	-
12/16/2013	785,000	U.S. Dollar	729,746	Australian Dollar	730,468	-	(722)
12/16/2013	25,000	U.S. Dollar	23,240	Australian Dollar	23,484	-	(244)
12/16/2013	15,000	U.S. Dollar	13,944	Australian Dollar	13,934	10	-
12/16/2013	5,877,200	Australian Dollar	5,441,876	U.S. Dollar	5,463,519	-	(21,643)
12/16/2013	14,000	Australian Dollar	12,981	U.S. Dollar	13,014	-	(33)
12/16/2013	210,000	U.S. Dollar	203,808	Canadian Dollar	203,055	753	-
12/16/2013	1,640,000	U.S. Dollar	1,591,645	Canadian Dollar	1,585,153	6,492	-
12/16/2013	35,000	U.S. Dollar	33,968	Canadian Dollar	33,782	186	-
12/16/2013	2,239,000	Canadian Dollar	2,163,028	U.S. Dollar	2,172,984	-	(9,956)
12/16/2013	9,306,000	Canadian Dollar	8,988,091	U.S. Dollar	9,031,616	-	(43,525)
12/16/2013	500,000	Canadian Dollar	484,569	U.S. Dollar	485,257	-	(688)
12/16/2013	470,000	Canadian Dollar	457,771	U.S. Dollar	456,142	1,629	-
12/16/2013	270,000	Canadian Dollar	262,031	U.S. Dollar	262,039	-	(8)
12/16/2013	840,000	Canadian Dollar	814,142	U.S. Dollar	815,233	-	(1,091)
12/16/2013	84,000	U.S. Dollar	113,712	Euro Currency	111,860	1,852	-
12/16/2013	36,000	U.S. Dollar	48,734	Euro Currency	48,104	630	-
12/16/2013	34,000	U.S. Dollar	46,026	Euro Currency	46,020	6	-
12/16/2013	7,200,000	U.S. Dollar	9,746,743	Euro Currency	9,719,690	27,053	-
12/16/2013	11,551,000	Euro Currency	15,378,424	U.S. Dollar	15,636,755	-	(258,331)
12/16/2013	90,000	Euro Currency	120,021	U.S. Dollar	121,834	-	(1,813)
12/16/2013	16,000	Euro Currency	21,598	U.S. Dollar	21,660	-	(62)
12/16/2013	40,000	Euro Currency	54,118	U.S. Dollar	54,149	-	(31)
12/16/2013	13,800,000	U.S. Dollar	2,289,365	Norwegian Krone	2,326,161	-	(36,796)
12/16/2013	180,000	U.S. Dollar	29,861	Norwegian Krone	30,363	-	(502)
12/16/2013	400,000	U.S. Dollar	66,359	Norwegian Krone	66,450	-	(91)
12/16/2013	26,057,000	Norwegian Krone	4,389,582	U.S. Dollar	4,322,751	66,831	-
12/16/2013	380,000	Norwegian Krone	64,122	U.S. Dollar	63,040	1,082	-
12/16/2013	408,000	Pound Sterling	644,803	U.S. Dollar	659,700	-	(14,897)
12/16/2013	850,000	Pound Sterling	1,375,501	U.S. Dollar	1,374,375	1,126	-
12/16/2013	1,300,000	U.S. Dollar	41,374	Thailand Baht	40,650	724	-
12/16/2013	104,435,000	Thailand Baht	3,237,290	U.S. Dollar	3,323,797	-	(86,507)
12/16/2013	5,500,000	Thailand Baht	172,209	U.S. Dollar	175,046	-	(2,837)
12/16/2013	1,300,000	Thailand Baht	40,549	U.S. Dollar	41,374	-	(825)
12/16/2013	29,300,000	Thailand Baht	924,582	U.S. Dollar	932,516	-	(7,934)
1015/2013	307,200,000	U.S. Dollar	3,124,877	Japanese Yen	3,126,616	-	(1,739)
1015/2013	288,400,000	Japanese Yen	2,875,274	U.S. Dollar	2,933,641	-	(58,367)
1015/2013	18,800,000	Japanese Yen	188,064	U.S. Dollar	191,236	-	(3,172)

			$120,694,729		$121,307,673	$336,549	$(949,493)

Litman Gregory Masters Alternative Strategies Fund

ASU 2011-11 - Discloure Related to Offsetting Assets & Liabilities

The following tables represent the ASU 2011-11 disclosure related to offsetting assets and liabilites for each of the Funds as of September 30, 2013:

Alternative Strategies Fund
Assets:				Gross Amounts Not Offsetin the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Forward Contracts	$336,549	$-	$336,549	$336,549	$-	$-
Futures Contracts	8,329	-	8,329	7,335	994	-
Swap Contracts Counterparties:
BOA	55,845	-	55,845	55,845	-	-
Credit Suisse Securities LLC	538,688	-	538,688	296,523	242,165	-
Citigroup Global Markets, Inc.	17,574	-	17,574	470	17,104	-
Deutsche Bank Securities, Inc.	-	-	-	-	-	-
UBS	7,684	-	7,684	3,600	4,084	-
Repurchase Agreements	138,246,000	-	138,246,000	138,246,000	-	-
	$139,210,669	$-	$139,210,669	$138,946,322	$264,347	$-

Liabilities:				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Forward Contracts	$949,493	$-	$949,493	$336,549	$612,944	$-
Futures Contracts	7,335	-	7,335	7,335	-	-
Swap Contracts
BOA	272,253	-	272,253	55,845	216,408	-
Credit Suisse Securities LLC	296,523	-	296,523	296,523	-	-
Citigroup Global Markets, Inc.	470	-	470	470	-	-
Deutsche Bank Securities, Inc.	2,700	-	2,700	-	2,700	-
UBS	3,600	-	3,600	3,600	-	-
Written Options	134,625	-	134,625	-	134,625	-
	$1,666,999	$-	$1,666,999	$700,322	$966,677	$-

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Litman Gregory Funds Trust

By (Signature and Title)	/s/ Kenneth E. Gregory
Kenneth E. Gregory, President and Principal Executive Officer

Date	11/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kenneth E. Gregory
Kenneth E. Gregory, President and Principal Executive Officer

Date	11/20/2013

By (Signature and Title)	/s/ John Coughlan
John Coughlan, Treasurer and Principal Financial Officer

Date	11/20/2013